Vanguard Russell 3000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (14.6%)
*	Amazon.com Inc.	18,029	32,003
	Walt Disney Co.	76,481	10,099
	Home Depot Inc.	49,475	9,393
	Comcast Corp. Class A	196,840	8,070
	McDonald's Corp.	34,023	6,746
*	Netflix Inc.	18,251	6,265
	Walmart Inc.	61,498	6,238
	Costco Wholesale Corp.	19,138	4,585
	NIKE Inc. Class B	53,927	4,160
	Starbucks Corp.	52,924	4,025
*	Booking Holdings Inc.	2,026	3,356
	Lowe's Cos. Inc.	35,178	3,281
*	Charter Communications Inc. Class A	7,431	2,800
	TJX Cos. Inc.	54,224	2,727
	General Motors Co.	57,311	1,911
	Target Corp.	23,070	1,856
	Ford Motor Co.	171,042	1,628
	Marriott International Inc. Class A	12,380	1,546
	Estee Lauder Cos. Inc. Class A	9,368	1,509
	Ross Stores Inc.	15,979	1,486
	Dollar General Corp.	11,636	1,481
	Yum! Brands Inc.	13,411	1,373
	eBay Inc.	37,696	1,354
*	O'Reilly Automotive Inc.	3,394	1,260
	VF Corp.	14,155	1,159
*	AutoZone Inc.	1,100	1,130
*,^	Tesla Inc.	6,036	1,118
	Hilton Worldwide Holdings Inc.	12,051	1,078
*	Dollar Tree Inc.	10,276	1,044
	Carnival Corp.	17,479	895
	Royal Caribbean Cruises Ltd.	7,273	886
	Las Vegas Sands Corp.	15,634	860
*	Ulta Beauty Inc.	2,473	824
	Omnicom Group Inc.	9,715	752
	Aptiv plc	11,385	729
*	Chipotle Mexican Grill Inc. Class A	1,065	703
*	Lululemon Athletica Inc.	4,174	691
	CBS Corp. Class B	14,175	684
	DR Horton Inc.	14,912	638
	Yum China Holdings Inc.	15,885	636
	Best Buy Co. Inc.	10,084	632
	Darden Restaurants Inc.	5,415	630
	Genuine Parts Co.	6,244	618
	Lennar Corp. Class A	12,066	599
	Expedia Group Inc.	5,148	592
*	CarMax Inc.	7,408	580
	MGM Resorts International	21,869	543
	Fox Corp. Class A	15,249	537
	Tractor Supply Co.	5,323	536

* Norwegian Cruise Line Holdings Ltd.	9,579	524
Domino's Pizza Inc.	1,809	506
Hasbro Inc.	5,099	485
Wynn Resorts Ltd.	4,488	482
Tiffany & Co.	5,306	473
Advance Auto Parts Inc.	3,047	472
* Burlington Stores Inc.	2,907	455
* Liberty Broadband Corp.	4,561	448
Viacom Inc. Class B	15,392	447
* NVR Inc.	137	439
* Henry Schein Inc.	6,659	429
* Discovery Communications Inc.	15,007	385
Sirius XM Holdings Inc.	72,228	384
Garmin Ltd.	5,002	383
Vail Resorts Inc.	1,747	376
Aramark	10,725	373
* Mohawk Industries Inc.	2,734	371
* Live Nation Entertainment Inc.	6,056	368
* Wayfair Inc.	2,510	361
Tapestry Inc.	12,554	359
Interpublic Group of Cos. Inc.	16,861	358
* LKQ Corp.	13,911	357
Nielsen Holdings plc	15,656	356
Kohl's Corp.	7,144	352
* DISH Network Corp. Class A	9,746	352
PulteGroup Inc.	11,069	343
* Bright Horizons Family Solutions Inc.	2,502	343
Service Corp. International	7,628	335
KAR Auction Services Inc.	5,903	332
BorgWarner Inc.	9,189	326
* Liberty Media Corp-Liberty Formula One	8,704	325
* Etsy Inc.	5,193	324
Lear Corp.	2,718	324
* ServiceMaster Global Holdings Inc.	5,954	322
Whirlpool Corp.	2,745	315
Pool Corp.	1,727	310
* Five Below Inc.	2,374	306
Fortune Brands Home & Security Inc.	6,231	299
* WABCO Holdings Inc.	2,286	299
* Planet Fitness Inc. Class A	3,850	294
* Trade Desk Inc. Class A	1,450	288
PVH Corp.	3,304	281
Macy's Inc.	13,432	276
Dunkin' Brands Group Inc.	3,637	270
* Liberty Media Corp-Liberty SiriusXM Class C	7,231	261
* GCI Liberty Inc. Class A	4,437	258
* Grand Canyon Education Inc.	2,070	248
Fox Corp. Class B	7,138	248
Newell Brands Inc.	18,367	246
Gentex Corp.	11,538	246
Ralph Lauren Corp. Class A	2,297	241
* Madison Square Garden Co. Class A	809	239
H&R Block Inc.	9,021	237
Hanesbrands Inc.	15,746	234
Harley-Davidson Inc.	7,143	234
Wyndham Hotels & Resorts Inc.	4,287	229
* Qurate Retail Group Inc. QVC Group Class A	18,218	228

L Brands Inc.	10,054	226
* Caesars Entertainment Corp.	24,939	219
* Ollie's Bargain Outlet Holdings Inc.	2,158	213
Cable One Inc.	187	209
Toll Brothers Inc.	5,950	207
Polaris Industries Inc.	2,577	206
Williams-Sonoma Inc.	3,515	206
Leggett & Platt Inc.	5,762	205
* Capri Holdings Ltd.	6,160	200
Nexstar Media Group Inc. Class A	1,946	195
Foot Locker Inc.	4,929	194
News Corp. Class A	17,025	194
* TripAdvisor Inc.	4,572	193
* Deckers Outdoor Corp.	1,268	193
* Under Armour Inc. Class A	8,173	186
* Discovery Communications Inc. Class A	6,763	184
New York Times Co. Class A	5,703	181
Cinemark Holdings Inc.	4,710	179
Gap Inc.	9,487	177
* Chegg Inc.	4,706	176
Tribune Media Co. Class A	3,769	175
* Roku Inc.	1,885	170
Coty Inc. Class A	13,650	168
* Under Armour Inc. Class C	8,289	168
Carter's Inc.	1,983	167
Nordstrom Inc.	5,167	162
* Skechers U.S.A. Inc. Class A	5,747	161
Aaron's Inc.	3,007	160
Strategic Education Inc.	908	160
Brunswick Corp.	3,811	158
Sinclair Broadcast Group Inc. Class A	2,937	158
Six Flags Entertainment Corp.	3,174	157
Marriott Vacations Worldwide Corp.	1,688	152
Churchill Downs Inc.	1,532	151
Texas Roadhouse Inc. Class A	2,942	151
Wendy's Co.	8,168	150
* Helen of Troy Ltd.	1,122	150
* frontdoor Inc.	3,715	149
* Mattel Inc.	15,120	149
Extended Stay America Inc.	8,311	142
TEGNA Inc.	9,406	142
* Eldorado Resorts Inc.	2,860	141
* BJ's Wholesale Club Holdings Inc.	5,533	138
Goodyear Tire & Rubber Co.	10,224	137
World Wrestling Entertainment Inc. Class A	1,866	136
* Liberty Media Corp-Liberty SiriusXM Class A	3,698	133
Cracker Barrel Old Country Store Inc.	837	131
* Tempur Sealy International Inc.	2,036	130
Hyatt Hotels Corp. Class A	1,742	126
Columbia Sportswear Co.	1,329	125
Choice Hotels International Inc.	1,508	124
Graham Holdings Co. Class B	179	122
American Eagle Outfitters Inc.	6,988	122
* SiteOne Landscape Supply Inc.	1,757	114
Steven Madden Ltd.	3,760	114
Thor Industries Inc.	2,200	114
AMERCO	304	112

Wolverine World Wide Inc.	3,978	111
Monro Inc.	1,382	110
Lithia Motors Inc. Class A	964	110
* Adtalem Global Education Inc.	2,487	109
Dick's Sporting Goods Inc.	3,144	109
* Hilton Grand Vacations Inc.	4,253	108
* Liberty Broadband Corp. Class A	1,105	108
* Fox Factory Holding Corp.	1,572	105
* Murphy USA Inc.	1,306	105
* Taylor Morrison Home Corp. Class A	5,045	101
Wingstop Inc.	1,263	101
* AMC Networks Inc. Class A	1,899	100
* Liberty Expedia Holdings Inc. Class A	2,356	97
* Dorman Products Inc.	1,167	95
* AutoNation Inc.	2,410	95
KB Home	3,755	94
Jack in the Box Inc.	1,116	93
Dana Inc.	6,335	92
* Floor & Decor Holdings Inc. Class A	2,571	91
* 2U Inc.	2,403	91
* Penn National Gaming Inc.	4,764	90
Meredith Corp.	1,708	88
LCI Industries	1,060	88
Boyd Gaming Corp.	3,564	85
* Meritage Homes Corp.	1,673	84
Dave & Buster's Entertainment Inc.	1,684	84
* Cimpress NV	953	83
* Liberty Latin America Ltd.	4,818	83
John Wiley & Sons Inc. Class A	1,952	82
* Carvana Co. Class A	1,406	81
* Avis Budget Group Inc.	2,836	80
Cheesecake Factory Inc.	1,833	79
* Sally Beauty Holdings Inc.	5,219	79
* SeaWorld Entertainment Inc.	2,384	76
* TRI Pointe Group Inc.	6,189	76
* National Vision Holdings Inc.	2,714	74
* Urban Outfitters Inc.	3,280	74
Bed Bath & Beyond Inc.	5,701	72
Adient plc	4,124	71
* RH	823	70
* Meritor Inc.	3,471	70
Bloomin' Brands Inc.	3,591	69
Dine Brands Global Inc.	727	69
* Shutterfly Inc.	1,441	68
MDC Holdings Inc.	2,160	68
Penske Automotive Group Inc.	1,576	67
La-Z-Boy Inc.	2,045	66
* Laureate Education Inc. Class A	4,090	66
* Shake Shack Inc. Class A	1,069	66
Children's Place Inc.	680	63
* Cars.com Inc.	2,975	63
Red Rock Resorts Inc. Class A	3,000	63
* Asbury Automotive Group Inc.	839	62
Brinker International Inc.	1,624	61
Cooper Tire & Rubber Co.	2,203	61
Lions Gate Entertainment Corp. Class B	4,391	60
Callaway Golf Co.	4,075	60

* Gray Television Inc.	3,469	60
News Corp. Class B	5,094	59
* Kontoor Brands Inc.	2,024	59
Group 1 Automotive Inc.	799	58
* Instructure Inc.	1,376	57
* Visteon Corp.	1,283	57
* Gentherm Inc.	1,510	56
Viad Corp.	887	56
* Crocs Inc.	2,866	55
* Career Education Corp.	2,937	55
* LGI Homes Inc.	807	55
International Game Technology plc	4,217	55
Designer Brands Inc. Class A	2,971	54
* MSG Networks Inc.	2,538	54
* Cavco Industries Inc.	370	53
* Denny's Corp.	2,647	52
Oxford Industries Inc.	713	51
* IMAX Corp.	2,313	50
* K12 Inc.	1,627	50
Abercrombie & Fitch Co.	2,863	50
* Garrett Motion Inc.	3,205	49
* Sleep Number Corp.	1,413	49
Inter Parfums Inc.	757	49
* American Axle & Manufacturing Holdings Inc.	4,820	49
* Sotheby's	1,432	48
* G-III Apparel Group Ltd.	1,874	48
Big Lots Inc.	1,733	48
Papa John's International Inc.	959	46
Office Depot Inc.	23,577	46
* Rent-A-Center Inc.	1,929	46
International Speedway Corp. Class A	1,028	46
PriceSmart Inc.	944	46
* Scientific Games Corp.	2,399	46
Matthews International Corp. Class A	1,343	46
* Central Garden & Pet Co. Class A	1,718	44
* American Woodmark Corp.	606	44
Winnebago Industries Inc.	1,355	44
* Fitbit Inc. Class A	9,240	43
Signet Jewelers Ltd.	2,234	42
* Liberty Media Corp-Liberty Braves C Shares	1,541	41
Scholastic Corp.	1,224	41
Guess? Inc.	2,483	40
Lennar Corp. Class B	998	39
Tupperware Brands Corp.	2,115	39
Standard Motor Products Inc.	901	38
* Liberty Media Corp-Liberty Formula One Class A	1,048	38
* Genesco Inc.	848	38
Gannett Co. Inc.	4,849	38
BJ's Restaurants Inc.	903	38
* Michaels Cos. Inc.	4,007	37
Acushnet Holdings Corp.	1,550	36
Sturm Ruger & Co. Inc.	727	36
* At Home Group Inc.	1,892	36
* Quotient Technology Inc.	3,409	36
Caleres Inc.	1,804	34
* Liberty Latin America Ltd. Class A	1,974	34
* Liberty TripAdvisor Holdings Inc. Class A	3,116	33

GameStop Corp. Class A	4,306	33
Skyline Champion Corp.	1,389	32
* Hertz Global Holdings Inc.	2,296	32
* Malibu Boats Inc. Class A	899	32
Entercom Communications Corp. Class A	5,480	32
* M/I Homes Inc.	1,156	32
Lions Gate Entertainment Corp. Class A	2,106	31
* Boot Barn Holdings Inc.	1,188	31
* QuinStreet Inc.	2,022	31
* GoPro Inc. Class A	4,912	31
Shutterstock Inc.	804	31
* Weight Watchers International Inc.	1,746	30
Ruth's Hospitality Group Inc.	1,298	30
EW Scripps Co. Class A	1,949	30
* Stoneridge Inc.	1,139	30
* Century Communities Inc.	1,109	30
Marcus Corp.	827	29
Dillard's Inc. Class A	508	29
* Cooper-Standard Holdings Inc.	736	28
* HealthStream Inc.	1,138	28
AMC Entertainment Holdings Inc. Class A	2,227	27
* Stamps.com Inc.	752	25
* William Lyon Homes Class A	1,360	25
* Regis Corp.	1,323	25
* Houghton Mifflin Harcourt Co.	4,351	25
* Hudson Ltd. Class A	1,743	24
* America's Car-Mart Inc.	263	23
New Media Investment Group Inc.	2,452	23
* Rosetta Stone Inc.	913	23
Ethan Allen Interiors Inc.	1,055	22
National CineMedia Inc.	3,417	22
* Monarch Casino & Resort Inc.	510	22
* Universal Electronics Inc.	555	22
* 1-800-Flowers.com Inc. Class A	1,174	21
Tenneco Inc. Class A	2,156	21
* Fossil Group Inc.	2,115	21
* YETI Holdings Inc.	853	20
National Presto Industries Inc.	205	20
* Vista Outdoor Inc.	2,605	20
* American Public Education Inc.	672	19
* Party City Holdco Inc.	2,350	19
* American Outdoor Brands Corp.	2,204	18
Buckle Inc.	1,213	18
Winmark Corp.	108	18
Movado Group Inc.	690	18
* Zumiez Inc.	877	17
* Hibbett Sports Inc.	780	17
* MasterCraft Boat Holdings Inc.	868	17
* Chuy's Holdings Inc.	762	17
Chico's FAS Inc.	4,954	17
Sonic Automotive Inc. Class A	957	17
Johnson Outdoors Inc. Class A	212	16
Camping World Holdings Inc. Class A	1,468	15
* Del Taco Restaurants Inc.	1,417	15
Tower International Inc.	877	15
Viacom Inc. Class A	446	15
* Lindblad Expeditions Holdings Inc.	930	15

*	Motorcar Parts of America Inc.	855	15
	Carriage Services Inc. Class A	812	15
	Haverty Furniture Cos. Inc.	843	15
*	Red Robin Gourmet Burgers Inc.	573	15
*	Central European Media Enterprises Ltd. Class A	3,967	15
*	Conn's Inc.	792	14
*	Fiesta Restaurant Group Inc.	999	14
*	Central Garden & Pet Co.	500	14
	Hooker Furniture Corp.	521	14
*	Carrols Restaurant Group Inc.	1,595	14
*	MarineMax Inc.	859	13
*	Care.com Inc.	924	13
*	Beazer Homes USA Inc.	1,425	13
*	Franklin Covey Co.	415	13
*	Lumber Liquidators Holdings Inc.	1,340	13
	Emerald Expositions Events Inc.	1,078	13
*,^	JC Penney Co. Inc.	14,330	12
	Tailored Brands Inc.	2,267	12
	Clarus Corp.	934	12
	Shoe Carnival Inc.	462	12
*	Eros International plc	1,518	12
	Barnes & Noble Inc.	2,605	11
*	Vera Bradley Inc.	1,033	11
*	Liberty Media Corp-Liberty Braves A Shares	419	11
	Cato Corp. Class A	897	11
*	Hemisphere Media Group Inc. Class A	821	11
*	Reading International Inc. Class A	835	11
*	Golden Entertainment Inc.	831	11
*	Funko Inc. Class A	515	11
*	Drive Shack Inc.	2,325	11
*,^	Overstock.com Inc.	1,084	10
*	El Pollo Loco Holdings Inc.	986	10
*	WideOpenWest Inc.	1,379	10
	Speedway Motorsports Inc.	556	10
*	Del Frisco's Restaurant Group Inc.	1,417	10
*	Daily Journal Corp.	45	10
	Nathan's Famous Inc.	141	10
*	Habit Restaurants Inc. Class A	928	9
*	elf Beauty Inc.	915	9
*	Century Casinos Inc.	1,044	9
	Entravision Communications Corp. Class A	3,094	9
	Tile Shop Holdings Inc.	2,071	9
*	ZAGG Inc.	1,275	8
	Citi Trends Inc.	617	8
*	Express Inc.	2,792	8
*	Clear Channel Outdoor Holdings Inc.	1,652	8
*	Ascena Retail Group Inc.	7,864	8
*	Lovesac Co.	225	8
*	Green Brick Partners Inc.	925	8
*	Fluent Inc.	1,630	8
*	Tribune Publishing Co.	780	8
*	Revlon Inc. Class A	358	8
*	MDC Partners Inc. Class A	2,668	7
	Bassett Furniture Industries Inc.	497	7
	Rocky Brands Inc.	296	7
	RCI Hospitality Holdings Inc.	442	7
*	Sonos Inc.	670	7

*	Lands' End Inc.	541	7
*	Barnes & Noble Education Inc.	2,104	7
	Escalade Inc.	579	6
	Tilly's Inc. Class A	822	6
*	Boston Omaha Corp. Class A	265	6
*	Duluth Holdings Inc.	427	6
*	J Alexander's Holdings Inc.	582	6
*	Potbelly Corp.	1,204	6
	Weyco Group Inc.	239	6
	Flexsteel Industries Inc.	338	6
*	Noodles & Co. Class A	795	6
*	Sportsman's Warehouse Holdings Inc.	1,556	6
*	LiveXLive Media Inc.	1,466	6
	Superior Group of Cos. Inc.	332	5
*	Cardlytics Inc.	225	5
	Superior Industries International Inc.	1,377	5
	Hamilton Beach Brands Holding Co. Class A	282	5
*	Red Lion Hotels Corp.	636	5
	Marine Products Corp.	326	5
	Saga Communications Inc. Class A	130	4
*	Nautilus Inc.	1,379	4
	Lifetime Brands Inc.	472	4
*	RTW RetailWinds Inc.	1,790	3
*	Container Store Group Inc.	486	3
*	Biglari Holdings Inc. Class B	37	3
*	Gaia Inc. Class A	442	3
*	Legacy Housing Corp.	235	3
	Bluegreen Vacations Corp.	379	3
*	Kirkland's Inc.	714	3
*	Empire Resorts Inc.	229	3
*	Biglari Holdings Inc.	5	2
*	Hovnanian Enterprises Inc. Class A	235	2
*,^	Pier 1 Imports Inc.	3,612	2
	Big 5 Sporting Goods Corp.	902	2
*	Eastman Kodak Co.	773	2
*	New Home Co. Inc.	405	2
*	Vuzix Corp.	702	1
	J. Jill Inc.	702	1
*	Town Sports International Holdings Inc.	383	1
*	Francesca's Holdings Corp.	1,745	1
			176,357
Consumer Staples (5.8%)
	Procter & Gamble Co.	109,133	11,231
	Coca-Cola Co.	167,587	8,234
	PepsiCo Inc.	62,071	7,945
	Philip Morris International Inc.	68,049	5,249
	Altria Group Inc.	82,938	4,069
	Mondelez International Inc. Class A	62,544	3,180
	CVS Health Corp.	56,252	2,946
	Colgate-Palmolive Co.	37,332	2,599
	Kimberly-Clark Corp.	15,034	1,923
	Walgreens Boots Alliance Inc.	35,483	1,751
	Sysco Corp.	20,565	1,415
	General Mills Inc.	25,975	1,284
	Constellation Brands Inc. Class A	6,795	1,199
*	Monster Beverage Corp.	17,472	1,081
	Tyson Foods Inc. Class A	12,728	966

Archer-Daniels-Midland Co.	24,441	937
McCormick & Co. Inc.	5,370	838
Clorox Co.	5,615	836
Hershey Co.	6,134	809
Church & Dwight Co. Inc.	10,683	795
Kroger Co.	34,720	792
Kraft Heinz Co.	26,356	729
Brown-Forman Corp. Class B	12,175	608
JM Smucker Co.	4,803	584
Kellogg Co.	10,851	570
Conagra Brands Inc.	21,067	564
Hormel Foods Corp.	11,929	471
Molson Coors Brewing Co. Class B	7,565	416
Lamb Weston Holdings Inc.	6,380	378
* US Foods Holding Corp.	9,375	324
Bunge Ltd.	6,123	320
* Post Holdings Inc.	2,843	299
Campbell Soup Co.	7,787	283
Keurig Dr Pepper Inc.	7,992	225
Ingredion Inc.	2,909	222
Casey's General Stores Inc.	1,597	206
* Herbalife Nutrition Ltd.	4,752	199
Flowers Foods Inc.	7,900	177
* Performance Food Group Co.	4,418	174
* TreeHouse Foods Inc.	2,390	125
Lancaster Colony Corp.	820	118
Sanderson Farms Inc.	862	118
Energizer Holdings Inc.	2,768	113
Nu Skin Enterprises Inc. Class A	2,411	113
* Boston Beer Co. Inc. Class A	358	112
Brown-Forman Corp. Class A	2,279	112
* Sprouts Farmers Market Inc.	5,515	111
J&J Snack Foods Corp.	654	105
Spectrum Brands Holdings Inc.	1,779	94
WD-40 Co.	592	93
* Hain Celestial Group Inc.	4,060	83
Core-Mark Holding Co. Inc.	1,981	73
* Edgewell Personal Care Co.	2,342	67
Medifast Inc.	507	65
^ B&G Foods Inc.	2,844	62
Coca-Cola Consolidated Inc.	205	62
Universal Corp.	1,070	60
* Pilgrim's Pride Corp.	2,362	60
Calavo Growers Inc.	688	60
* Hostess Brands Inc. Class A	4,297	58
* Simply Good Foods Co.	2,666	57
* Freshpet Inc.	1,145	53
Cal-Maine Foods Inc.	1,351	50
Seaboard Corp.	11	45
Vector Group Ltd.	4,369	39
* USANA Health Sciences Inc.	545	39
MGP Ingredients Inc.	552	33
Fresh Del Monte Produce Inc.	1,315	33
Andersons Inc.	1,129	31
* Chefs' Warehouse Inc.	938	30
Tootsie Roll Industries Inc.	750	28
John B Sanfilippo & Son Inc.	354	27

*	United Natural Foods Inc.	2,341	24
	National Beverage Corp.	486	22
	Rite Aid Corp.	2,427	19
	SpartanNash Co.	1,600	18
	Turning Point Brands Inc.	373	18
*	Primo Water Corp.	1,550	18
	Ingles Markets Inc. Class A	596	18
	Weis Markets Inc.	433	16
	PetMed Express Inc.	777	14
	Limoneira Co.	661	12
*	Diplomat Pharmacy Inc.	2,565	12
*,^	Cadiz Inc.	998	10
*,^	22nd Century Group Inc.	5,198	10
*	Farmer Brothers Co.	505	9
	Village Super Market Inc. Class A	300	8
*	Smart & Final Stores Inc.	1,163	8
*	Seneca Foods Corp. Class A	280	7
*	Pyxus International Inc.	383	7
*	Craft Brew Alliance Inc.	493	7
*	GNC Holdings Inc. Class A	3,872	5
*	Natural Grocers by Vitamin Cottage Inc.	516	5
	Dean Foods Co.	4,062	4
*	Nature's Sunshine Products Inc.	450	4
	Natural Health Trends Corp.	417	4
*	Celsius Holdings Inc.	820	3
	Alico Inc.	112	3
*	Castle Brands Inc.	4,435	2
			69,444
Energy (4.6%)
	Exxon Mobil Corp.	185,600	13,135
	Chevron Corp.	83,448	9,501
	ConocoPhillips	49,907	2,943
	Schlumberger Ltd.	60,657	2,104
	EOG Resources Inc.	25,316	2,073
	Kinder Morgan Inc.	85,225	1,700
	Occidental Petroleum Corp.	33,086	1,647
	Anadarko Petroleum Corp.	22,075	1,553
	Phillips 66	18,019	1,456
	Williams Cos. Inc.	52,152	1,376
	Marathon Petroleum Corp.	29,355	1,350
	Valero Energy Corp.	18,561	1,307
	ONEOK Inc.	17,909	1,139
	Pioneer Natural Resources Co.	7,407	1,051
	Concho Resources Inc.	8,510	834
	Halliburton Co.	38,164	813
	Diamondback Energy Inc.	6,865	673
	Hess Corp.	11,434	639
*	Cheniere Energy Inc.	10,083	637
	Devon Energy Corp.	20,407	513
	Baker Hughes a GE Co. Class A	22,486	481
	Marathon Oil Corp.	36,171	476
	Cabot Oil & Gas Corp.	18,566	465
	Noble Energy Inc.	20,933	448
	Apache Corp.	16,662	434
	Targa Resources Corp.	9,843	379
	National Oilwell Varco Inc.	16,763	350
	HollyFrontier Corp.	6,976	265

	Cimarex Energy Co.	4,349	249
	Helmerich & Payne Inc.	4,657	228
*	First Solar Inc.	3,596	209
*	Parsley Energy Inc. Class A	11,605	207
	EQT Corp.	11,151	204
*	WPX Energy Inc.	17,416	187
	Equitrans Midstream Corp.	9,287	184
	Murphy Oil Corp.	7,203	179
	Valvoline Inc.	8,275	144
*	Transocean Ltd.	22,669	141
	PBF Energy Inc. Class A	5,228	138
*	Continental Resources Inc.	3,838	134
	Delek US Holdings Inc.	3,534	108
*	Apergy Corp.	3,398	105
	Patterson-UTI Energy Inc.	9,407	100
*	Southwestern Energy Co.	25,574	92
*	Chesapeake Energy Corp.	45,809	88
*	PDC Energy Inc.	2,868	88
	World Fuel Services Corp.	2,912	85
	Peabody Energy Corp.	3,390	80
*	Matador Resources Co.	4,554	75
	Golar LNG Ltd.	4,090	74
*	Whiting Petroleum Corp.	3,971	73
	Range Resources Corp.	9,268	72
*	QEP Resources Inc.	10,381	72
	Arcosa Inc.	2,079	70
*	Oceaneering International Inc.	4,268	70
*	Antero Resources Corp.	10,599	70
	Kosmos Energy Ltd.	11,300	70
	Arch Coal Inc. Class A	760	67
*	CNX Resources Corp.	8,582	66
*	Sunrun Inc.	4,191	66
*	Centennial Resource Development Inc. Class A	8,023	63
*	Dril-Quip Inc.	1,536	63
*	Callon Petroleum Co.	9,881	62
*	NOW Inc.	4,677	61
*	Oasis Petroleum Inc.	11,625	60
*	ProPetro Holding Corp.	3,078	60
*,^	Enphase Energy Inc.	3,761	57
	SM Energy Co.	4,875	57
*	Cactus Inc. Class A	1,643	53
*	SRC Energy Inc.	10,457	50
	Warrior Met Coal Inc.	1,872	48
	Archrock Inc.	5,431	48
*	McDermott International Inc.	7,736	47
	SemGroup Corp. Class A	3,389	43
	TerraForm Power Inc. Class A	3,156	43
*	Oil States International Inc.	2,540	42
*	Gulfport Energy Corp.	7,516	41
*	Helix Energy Solutions Group Inc.	6,070	41
*	Carrizo Oil & Gas Inc.	3,778	38
	Nabors Industries Ltd.	15,483	37
	CVR Energy Inc.	820	35
*	C&J Energy Services Inc.	2,695	32
*	California Resources Corp.	1,950	32
*	CONSOL Energy Inc.	1,183	31
*,^	Tellurian Inc.	3,892	30

*	Par Pacific Holdings Inc.	1,435	28
*	Denbury Resources Inc.	19,404	28
	Berry Petroleum Corp.	2,522	27
*	Newpark Resources Inc.	3,794	27
*	Renewable Energy Group Inc.	1,662	26
	Liberty Oilfield Services Inc. Class A	1,983	25
	Green Plains Inc.	1,826	24
*	Jagged Peak Energy Inc.	2,730	23
*	Noble Corp. plc	11,227	22
*	Diamond Offshore Drilling Inc.	2,712	21
*	Select Energy Services Inc. Class A	1,962	21
*	Matrix Service Co.	1,137	21
*	Exterran Corp.	1,475	20
*	Unit Corp.	2,115	20
*	SunCoke Energy Inc.	2,733	20
*	Talos Energy Inc.	832	19
*,^	SunPower Corp. Class A	2,588	19
*	Frank's International NV	3,354	19
*	Laredo Petroleum Inc.	7,021	19
	RPC Inc.	2,474	18
*	KLX Energy Services Holdings Inc.	912	18
*	Northern Oil and Gas Inc.	9,006	18
*	Penn Virginia Corp.	575	18
*	Extraction Oil & Gas Inc.	5,075	17
*	Bonanza Creek Energy Inc.	855	17
*	Clean Energy Fuels Corp.	6,243	17
	Solaris Oilfield Infrastructure Inc. Class A	1,164	17
*	W&T Offshore Inc.	3,830	16
*	REX American Resources Corp.	238	16
*	Keane Group Inc.	2,107	15
*	TPI Composites Inc.	656	14
*	Forum Energy Technologies Inc.	3,153	12
*	Vivint Solar Inc.	1,838	12
*	Superior Energy Services Inc.	7,056	11
*	Ameresco Inc. Class A	742	11
*	SEACOR Marine Holdings Inc.	760	10
	Panhandle Oil and Gas Inc. Class A	769	10
*	Nine Energy Service Inc.	593	10
*	Ring Energy Inc.	2,825	10
*	FTS International Inc.	1,514	9
*	Natural Gas Services Group Inc.	536	8
*	SandRidge Energy Inc.	1,160	8
*	Trecora Resources	832	8
*	HighPoint Resources Corp.	4,191	8
*	Era Group Inc.	1,047	8
*	Abraxas Petroleum Corp.	7,765	7
*	TETRA Technologies Inc.	4,301	7
*	Flotek Industries Inc.	1,919	6
	Mammoth Energy Services Inc.	517	5
*	Independence Contract Drilling Inc.	2,720	5
	Evolution Petroleum Corp.	862	5
*	Earthstone Energy Inc. Class A	958	5
*	RigNet Inc.	617	5
*	Goodrich Petroleum Corp.	415	5
	Hallador Energy Co.	840	5
*	SilverBow Resources Inc.	323	5
*	Isramco Inc.	36	4

*	Smart Sand Inc.	1,083	4
*	Covia Holdings Corp.	1,236	4
*	Midstates Petroleum Co. Inc.	531	4
	Adams Resources & Energy Inc.	102	3
*	NextDecade Corp.	615	3
*	ION Geophysical Corp.	482	3
*	Dawson Geophysical Co.	1,395	3
*	Ultra Petroleum Corp.	7,754	3
*	Profire Energy Inc.	1,725	3
*	Montage Resources Corp.	297	2
*	Infrastructure and Energy Alternatives Inc.	741	2
*	CARBO Ceramics Inc.	1,298	2
*	Lilis Energy Inc.	2,212	2
*	Basic Energy Services Inc.	834	2
*	NCS Multistage Holdings Inc.	493	1
*	Halcon Resources Corp.	5,612	1
*,^	Zion Oil & Gas Inc.	2,601	1
*	Pioneer Energy Services Corp.	3,526	1
*	Key Energy Services Inc.	555	1
*	Alta Mesa Resources Inc. Class A	5,725	1
*	Approach Resources Inc.	2,034	—
*	Quintana Energy Services Inc.	125	—
*,^	FuelCell Energy Inc.	234	—
*	Ramaco Resources Inc.	29	—
			55,586
Financial Services (21.3%)
*	Berkshire Hathaway Inc. Class B	84,881	16,757
	JPMorgan Chase & Co.	144,997	15,364
	Visa Inc. Class A	77,172	12,450
	Bank of America Corp.	394,902	10,504
	Mastercard Inc. Class A	39,813	10,013
	Wells Fargo & Co.	180,917	8,027
	Citigroup Inc.	103,837	6,453
*	PayPal Holdings Inc.	51,420	5,643
	American Tower Corp.	19,218	4,012
	American Express Co.	30,582	3,508
	US Bancorp	66,326	3,330
	CME Group Inc.	15,490	2,976
	Chubb Ltd.	20,098	2,936
	Goldman Sachs Group Inc.	15,267	2,786
	PNC Financial Services Group Inc.	20,000	2,545
	Crown Castle International Corp.	18,135	2,358
	S&P Global Inc.	10,876	2,326
	BlackRock Inc.	5,311	2,207
	Charles Schwab Corp.	52,586	2,188
	Simon Property Group Inc.	13,493	2,187
	Morgan Stanley	53,153	2,163
	Marsh & McLennan Cos. Inc.	22,209	2,123
	Intercontinental Exchange Inc.	24,599	2,022
	Prologis Inc.	27,436	2,021
	Progressive Corp.	25,370	2,011
	American International Group Inc.	38,929	1,988
	Aon plc	10,515	1,893
	Equinix Inc.	3,620	1,759
	Capital One Financial Corp.	20,394	1,751
	Fidelity National Information Services Inc.	14,280	1,718
	Travelers Cos. Inc.	11,594	1,688

Aflac Inc.	32,669	1,676
Prudential Financial Inc.	18,073	1,670
Bank of New York Mellon Corp.	38,889	1,660
MetLife Inc.	35,664	1,648
* Worldpay Inc. Class A	13,106	1,594
BB&T Corp.	33,723	1,577
Public Storage	6,493	1,545
* Fiserv Inc.	17,450	1,498
Allstate Corp.	14,516	1,386
Moody's Corp.	7,298	1,335
Welltower Inc.	16,308	1,325
AvalonBay Communities Inc.	6,050	1,228
Equity Residential	15,726	1,204
SunTrust Banks Inc.	19,646	1,179
Discover Financial Services	14,488	1,080
Global Payments Inc.	6,934	1,068
* SBA Communications Corp. Class A	4,904	1,061
Synchrony Financial	31,514	1,060
Digital Realty Trust Inc.	9,001	1,060
T. Rowe Price Group Inc.	10,158	1,027
Ventas Inc.	15,582	1,002
Willis Towers Watson plc	5,678	996
Total System Services Inc.	7,869	972
M&T Bank Corp.	6,045	965
* FleetCor Technologies Inc.	3,728	963
State Street Corp.	16,437	908
Realty Income Corp.	12,919	905
Fifth Third Bancorp	33,439	886
Boston Properties Inc.	6,755	884
Essex Property Trust Inc.	2,877	839
Hartford Financial Services Group Inc.	15,627	823
Ameriprise Financial Inc.	5,949	822
MSCI Inc. Class A	3,604	793
* Square Inc.	12,786	792
Northern Trust Corp.	8,831	755
Weyerhaeuser Co.	32,769	747
Alexandria Real Estate Equities Inc.	4,875	714
KeyCorp	44,219	706
First Republic Bank	7,157	694
HCP Inc.	20,949	664
Citizens Financial Group Inc.	20,384	664
Arthur J Gallagher & Co.	7,875	663
Cincinnati Financial Corp.	6,712	659
* CBRE Group Inc. Class A	13,927	636
Broadridge Financial Solutions Inc.	5,056	631
Equifax Inc.	5,220	631
* Markel Corp.	595	630
Regions Financial Corp.	45,135	624
Loews Corp.	12,140	624
Principal Financial Group Inc.	12,067	622
TD Ameritrade Holding Corp.	12,178	606
* First Data Corp. Class A	23,751	604
* Arch Capital Group Ltd.	16,909	582
Host Hotels & Resorts Inc.	31,995	579
WP Carey Inc.	6,980	579
Huntington Bancshares Inc.	45,412	574
Extra Space Storage Inc.	5,330	571

Mid-America Apartment Communities Inc.	4,962	567
Lincoln National Corp.	9,263	551
UDR Inc.	11,949	535
Annaly Capital Management Inc.	60,513	533
Cboe Global Markets Inc.	4,876	529
TransUnion	8,002	524
Ally Financial Inc.	17,838	515
Vornado Realty Trust	7,525	498
Comerica Inc.	7,029	484
E*TRADE Financial Corp.	10,772	483
MarketAxess Holdings Inc.	1,598	476
Duke Realty Corp.	15,689	472
Sun Communities Inc.	3,690	466
* SVB Financial Group	2,306	464
Nasdaq Inc.	5,075	460
Raymond James Financial Inc.	5,536	457
FactSet Research Systems Inc.	1,640	456
Equity LifeStyle Properties Inc.	3,747	456
Fidelity National Financial Inc.	11,519	444
Jack Henry & Associates Inc.	3,380	444
Regency Centers Corp.	6,675	440
Everest Re Group Ltd.	1,766	437
Invitation Homes Inc.	16,622	426
Federal Realty Investment Trust	3,203	419
* Alleghany Corp.	631	419
Franklin Resources Inc.	13,121	418
Reinsurance Group of America Inc. Class A	2,754	408
Camden Property Trust	3,904	404
WR Berkley Corp.	6,257	389
Torchmark Corp.	4,544	389
AGNC Investment Corp.	23,307	382
Iron Mountain Inc.	12,384	380
VEREIT Inc.	42,643	379
Western Union Co.	19,370	376
National Retail Properties Inc.	6,965	373
* Fair Isaac Corp.	1,259	373
Zions Bancorp NA	8,112	349
Invesco Ltd.	17,816	348
Gaming and Leisure Properties Inc.	8,782	347
VICI Properties Inc.	15,419	342
* WEX Inc.	1,807	341
Voya Financial Inc.	6,612	337
* Euronet Worldwide Inc.	2,161	335
Apartment Investment & Management Co.	6,592	329
Brown & Brown Inc.	10,190	322
Omega Healthcare Investors Inc.	8,992	320
Kilroy Realty Corp.	4,341	320
Kimco Realty Corp.	17,861	311
American Financial Group Inc.	3,156	310
Liberty Property Trust	6,482	308
SL Green Realty Corp.	3,555	306
RenaissanceRe Holdings Ltd.	1,729	302
LPL Financial Holdings Inc.	3,703	297
STORE Capital Corp.	8,424	288
Medical Properties Trust Inc.	16,168	287
Lamar Advertising Co. Class A	3,673	287
Alliance Data Systems Corp.	2,082	286

	Douglas Emmett Inc.	7,077	285
	SEI Investments Co.	5,644	284
*	Athene Holding Ltd. Class A	6,964	283
	Unum Group	8,925	281
	American Campus Communities Inc.	5,993	278
	American Homes 4 Rent Class A	11,351	277
	CubeSmart	8,152	275
	Old Republic International Corp.	12,444	274
	CyrusOne Inc.	4,601	272
	East West Bancorp Inc.	6,341	271
	New Residential Investment Corp.	17,640	269
	Signature Bank	2,291	262
	People's United Financial Inc.	17,040	262
	Healthcare Trust of America Inc. Class A	9,083	262
	Assurant Inc.	2,604	260
	Starwood Property Trust Inc.	11,780	260
	EPR Properties	3,246	254
	Commerce Bancshares Inc.	4,386	251
	Jones Lang LaSalle Inc.	1,988	247
	First American Financial Corp.	4,765	246
	Park Hotels & Resorts Inc.	8,836	244
*,^	Zillow Group Inc.	5,401	232
	Erie Indemnity Co. Class A	1,085	231
	Brixmor Property Group Inc.	13,243	227
	Popular Inc.	4,340	227
	Cullen/Frost Bankers Inc.	2,482	227
	Hudson Pacific Properties Inc.	6,779	226
	Synovus Financial Corp.	7,043	225
	Hanover Insurance Group Inc.	1,839	225
*	Credit Acceptance Corp.	483	220
	Macerich Co.	5,984	217
	Americold Realty Trust	6,904	216
	Primerica Inc.	1,878	216
	Axis Capital Holdings Ltd.	3,606	215
	AXA Equitable Holdings Inc.	10,407	214
	Jefferies Financial Group Inc.	12,085	214
	Radian Group Inc.	9,413	211
	CIT Group Inc.	4,423	210
*	MGIC Investment Corp.	15,457	209
	New York Community Bancorp Inc.	20,211	201
	Highwoods Properties Inc.	4,476	196
*	Essent Group Ltd.	4,181	196
	PacWest Bancorp	5,397	196
	Life Storage Inc.	2,020	194
	Affiliated Managers Group Inc.	2,308	193
	Kemper Corp.	2,294	190
	Prosperity Bancshares Inc.	2,925	190
	Eaton Vance Corp.	4,938	189
	First Industrial Realty Trust Inc.	5,405	188
	CoreSite Realty Corp.	1,600	187
*	Brighthouse Financial Inc.	5,251	186
	Assured Guaranty Ltd.	4,552	186
	First Horizon National Corp.	13,851	186
	JBG SMITH Properties	4,592	181
	Selective Insurance Group Inc.	2,530	181
	Sterling Bancorp	9,368	181
	Webster Financial Corp.	4,023	178

* Western Alliance Bancorp	4,316	178
FirstCash Inc.	1,857	176
Hospitality Properties Trust	7,056	175
Blackstone Mortgage Trust Inc. Class A	4,967	175
* Howard Hughes Corp.	1,701	175
Pinnacle Financial Partners Inc.	3,296	175
Healthcare Realty Trust Inc.	5,374	173
IBERIABANK Corp.	2,414	173
EastGroup Properties Inc.	1,532	170
SLM Corp.	17,856	170
Equity Commonwealth	5,192	169
Wyndham Destinations Inc.	4,201	167
Wintrust Financial Corp.	2,454	166
Cousins Properties Inc.	18,265	165
Interactive Brokers Group Inc.	3,248	165
Stifel Financial Corp.	3,010	161
Spirit Realty Capital Inc.	3,771	161
First Financial Bankshares Inc.	2,825	160
Rayonier Inc.	5,685	160
Lazard Ltd. Class A	5,054	157
Pebblebrook Hotel Trust	5,616	156
FNB Corp.	14,150	156
Ryman Hospitality Properties Inc.	1,937	155
Umpqua Holdings Corp.	9,646	154
United Bankshares Inc.	4,283	153
Rexford Industrial Realty Inc.	4,030	152
Outfront Media Inc.	6,098	150
Weingarten Realty Investors	5,293	149
Chimera Investment Corp.	8,164	149
Sabra Health Care REIT Inc.	7,706	149
Apple Hospitality REIT Inc.	9,544	147
RLI Corp.	1,713	147
Physicians Realty Trust	7,935	145
Glacier Bancorp Inc.	3,676	145
First Hawaiian Inc.	5,800	144
Bank OZK	4,976	144
First Citizens BancShares Inc. Class A	342	144
Associated Banc-Corp	7,219	143
Navient Corp.	10,762	140
Hancock Whitney Corp.	3,677	140
PS Business Parks Inc.	867	140
National Health Investors Inc.	1,770	139
BankUnited Inc.	4,274	139
* CoreLogic Inc.	3,534	139
MFA Financial Inc.	19,654	138
Valley National Bancorp	13,950	137
Evercore Inc. Class A	1,765	136
TCF Financial Corp.	7,060	135
Community Bank System Inc.	2,177	135
Legg Mason Inc.	3,730	133
Sunstone Hotel Investors Inc.	9,881	133
Two Harbors Investment Corp.	10,793	132
Bank of Hawaii Corp.	1,742	132
White Mountains Insurance Group Ltd.	134	131
* LendingTree Inc.	346	130
RLJ Lodging Trust	7,527	129
Paramount Group Inc.	9,037	129

Federated Investors Inc. Class B	4,207	128
Corporate Office Properties Trust	4,557	127
* Texas Capital Bancshares Inc.	2,202	126
STAG Industrial Inc.	4,269	125
UMB Financial Corp.	1,959	121
Terreno Realty Corp.	2,635	120
Home BancShares Inc.	6,767	119
Brandywine Realty Trust	7,743	117
Chemical Financial Corp.	3,089	117
Taubman Centers Inc.	2,614	116
CenterState Bank Corp.	5,264	115
Fulton Financial Corp.	7,280	115
Santander Consumer USA Holdings Inc.	5,103	114
GEO Group Inc.	5,199	114
Cathay General Bancorp	3,364	113
Retail Properties of America Inc.	9,508	113
CoreCivic Inc.	5,143	113
Morningstar Inc.	804	113
CNO Financial Group Inc.	7,142	112
^ Piedmont Office Realty Trust Inc. Class A	5,506	112
Columbia Property Trust Inc.	5,227	112
Kennedy-Wilson Holdings Inc.	5,427	112
Washington Federal Inc.	3,511	111
BancorpSouth Bank	4,091	111
American Equity Investment Life Holding Co.	3,895	110
Colony Capital Inc.	21,184	110
Apollo Commercial Real Estate Finance Inc.	5,897	108
Atlantic Union Bankshares Corp.	3,335	108
BOK Financial Corp.	1,436	108
Investors Bancorp Inc.	10,304	107
Columbia Banking System Inc.	3,170	106
Old National Bancorp	6,572	105
QTS Realty Trust Inc. Class A	2,214	102
Xenia Hotels & Resorts Inc.	4,888	102
South State Corp.	1,544	102
Brookfield Property REIT Inc. Class A	5,499	101
* Zillow Group Inc. Class A	2,384	101
OneMain Holdings Inc.	3,371	101
Argo Group International Holdings Ltd.	1,417	100
CVB Financial Corp.	4,856	100
Independent Bank Corp.	1,435	100
Agree Realty Corp.	1,463	98
* Green Dot Corp. Class A	2,096	97
PotlatchDeltic Corp.	2,868	97
Empire State Realty Trust Inc.	6,283	97
Cadence BanCorp Class A	5,208	96
Acadia Realty Trust	3,498	96
First BanCorp	9,337	93
First Financial Bancorp	4,133	92
Washington REIT	3,465	92
Trustmark Corp.	2,867	91
United Community Banks Inc.	3,396	90
Mack-Cali Realty Corp.	3,939	90
First Midwest Bancorp Inc.	4,585	89
Simmons First National Corp. Class A	3,917	89
DiamondRock Hospitality Co.	9,006	89
CareTrust REIT Inc.	3,658	89

International Bancshares Corp.	2,401	88
WSFS Financial Corp.	2,191	87
ProAssurance Corp.	2,308	87
* Enstar Group Ltd.	525	86
SITE Centers Corp.	6,750	86
Four Corners Property Trust Inc.	2,967	85
Invesco Mortgage Capital Inc.	5,525	85
Lexington Realty Trust	9,245	85
Senior Housing Properties Trust	10,365	82
Retail Opportunity Investments Corp.	4,878	82
Urban Edge Properties	4,716	81
WesBanco Inc.	2,259	80
Bank of NT Butterfield & Son Ltd.	2,423	80
First Merchants Corp.	2,363	79
Great Western Bancorp Inc.	2,481	77
LTC Properties Inc.	1,713	77
* Cannae Holdings Inc.	3,008	77
American Assets Trust Inc.	1,684	76
EVERTEC Inc.	2,645	76
Capitol Federal Financial Inc.	5,698	76
LegacyTexas Financial Group Inc.	2,059	75
* NMI Holdings Inc. Class A	2,747	75
Chesapeake Lodging Trust	2,571	74
Eagle Bancorp Inc.	1,384	73
National Storage Affiliates Trust	2,447	73
Independent Bank Group Inc.	1,407	73
Horace Mann Educators Corp.	1,786	72
Towne Bank	2,834	72
Kinsale Capital Group Inc.	852	71
Uniti Group Inc.	7,396	71
HFF Inc. Class A	1,640	71
Renasant Corp.	2,082	70
Banner Corp.	1,385	70
Northwest Bancshares Inc.	4,143	69
* Axos Financial Inc.	2,502	68
Alexander & Baldwin Inc.	2,961	68
Mercury General Corp.	1,179	68
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,606	68
Westamerica Bancorporation	1,125	67
Hope Bancorp Inc.	5,233	67
* eHealth Inc.	954	67
Tanger Factory Outlet Centers Inc.	3,951	67
NBT Bancorp Inc.	1,848	66
Houlihan Lokey Inc. Class A	1,464	66
Redwood Trust Inc.	4,137	66
Ameris Bancorp	1,829	65
National General Holdings Corp.	2,823	64
* Genworth Financial Inc. Class A	21,932	64
Ladder Capital Corp. Class A	3,987	63
Provident Financial Services Inc.	2,648	63
ServisFirst Bancshares Inc.	2,006	63
Tier REIT Inc.	2,327	63
Hilltop Holdings Inc.	3,081	62
Global Net Lease Inc.	3,325	61
Moelis & Co. Class A	1,923	61
Walker & Dunlop Inc.	1,199	60
Seritage Growth Properties Class A	1,411	59

Employers Holdings Inc.	1,405	58
Safety Insurance Group Inc.	640	58
Berkshire Hills Bancorp Inc.	1,983	58
BGC Partners Inc. Class A	12,100	57
S&T Bancorp Inc.	1,488	56
Park National Corp.	592	56
Pacific Premier Bancorp Inc.	1,973	56
PennyMac Mortgage Investment Trust	2,661	55
CNA Financial Corp.	1,215	55
Colony Credit Real Estate Inc.	3,581	54
Kite Realty Group Trust	3,557	54
* Redfin Corp.	3,424	54
First Commonwealth Financial Corp.	4,255	53
Monmouth Real Estate Investment Corp.	3,827	53
* PRA Group Inc.	1,929	53
First Interstate BancSystem Inc. Class A	1,440	53
Industrial Logistics Properties Trust	2,793	53
Heartland Financial USA Inc.	1,262	52
Waddell & Reed Financial Inc. Class A	3,225	52
* Cardtronics plc Class A	1,719	52
Newmark Group Inc. Class A	6,433	51
Kearny Financial Corp.	3,817	51
FGL Holdings	6,407	51
Summit Hotel Properties Inc.	4,452	51
James River Group Holdings Ltd.	1,135	51
Tompkins Financial Corp.	635	50
City Holding Co.	685	50
Cohen & Steers Inc.	972	50
AMERISAFE Inc.	835	50
Veritex Holdings Inc.	1,950	50
Office Properties Income Trust	2,055	49
Brookline Bancorp Inc.	3,413	49
Artisan Partners Asset Management Inc. Class A	2,064	49
OceanFirst Financial Corp.	2,040	49
Sandy Spring Bancorp Inc.	1,498	48
Nelnet Inc. Class A	810	48
Easterly Government Properties Inc.	2,599	48
Lakeland Financial Corp.	1,056	46
First Busey Corp.	1,871	46
* Seacoast Banking Corp. of Florida	1,979	46
New York Mortgage Trust Inc.	7,555	46
* Cushman & Wakefield plc	2,693	45
First Bancorp	1,270	45
Universal Health Realty Income Trust	545	45
Southside Bancshares Inc.	1,365	44
Heritage Financial Corp.	1,577	44
Piper Jaffray Cos.	609	43
Getty Realty Corp.	1,391	43
National Bank Holdings Corp. Class A	1,222	43
Virtu Financial Inc. Class A	1,842	42
Stewart Information Services Corp.	1,019	42
United Fire Group Inc.	892	42
* LendingClub Corp.	13,879	42
TriCo Bancshares	1,116	42
Independence Realty Trust Inc.	3,790	42
RPT Realty	3,367	41
BancFirst Corp.	769	40

Universal Insurance Holdings Inc.	1,372	40
Granite Point Mortgage Trust Inc.	2,140	40
Flagstar Bancorp Inc.	1,247	39
Arbor Realty Trust Inc.	3,095	38
* Encore Capital Group Inc.	1,104	38
American National Insurance Co.	334	38
Enterprise Financial Services Corp.	965	38
Meridian Bancorp Inc.	2,173	38
ARMOUR Residential REIT Inc.	2,125	37
BrightSphere Investment Group plc	3,426	37
Chatham Lodging Trust	1,926	37
* World Acceptance Corp.	277	37
Armada Hoffler Properties Inc.	2,216	37
Boston Private Financial Holdings Inc.	3,560	36
Realogy Holdings Corp.	5,068	36
Alexander's Inc.	97	36
OFG Bancorp	1,888	35
Hamilton Lane Inc. Class A	719	35
TFS Financial Corp.	2,055	35
NexPoint Residential Trust Inc.	851	34
Franklin Street Properties Corp.	4,706	34
* Columbia Financial Inc.	2,230	34
* Focus Financial Partners Inc. Class A	1,199	34
Washington Trust Bancorp Inc.	681	33
Bryn Mawr Bank Corp.	901	33
Central Pacific Financial Corp.	1,182	33
* MBIA Inc.	3,697	33
Innovative Industrial Properties Inc.	390	33
Washington Prime Group Inc.	7,982	33
Stock Yards Bancorp Inc.	977	33
* Trupanion Inc.	1,110	33
Essential Properties Realty Trust Inc.	1,516	32
* Everi Holdings Inc.	2,855	32
Investors Real Estate Trust	546	32
* Third Point Reinsurance Ltd.	3,104	32
* Evo Payments Inc. Class A	1,069	31
TrustCo Bank Corp. NY	4,238	31
Lakeland Bancorp Inc.	2,022	31
Community Healthcare Trust Inc.	794	31
Univest Financial Corp.	1,295	31
Meta Financial Group Inc.	1,175	31
1st Source Corp.	700	31
NorthStar Realty Europe Corp.	1,853	31
PJT Partners Inc.	826	30
* Enova International Inc.	1,425	30
Capstead Mortgage Corp.	3,837	30
* HomeStreet Inc.	1,062	30
United Financial Bancorp Inc.	2,294	30
iStar Inc.	2,686	30
Camden National Corp.	697	30
Preferred Apartment Communities Inc. Class A	1,880	30
Carolina Financial Corp.	888	29
Urstadt Biddle Properties Inc. Class A	1,341	29
WisdomTree Investments Inc.	4,849	29
German American Bancorp Inc.	1,045	29
TPG RE Finance Trust Inc.	1,511	29
* Ambac Financial Group Inc.	1,904	29

ConnectOne Bancorp Inc.	1,369	29
* Triumph Bancorp Inc.	1,024	29
Saul Centers Inc.	532	29
Fidelity Southern Corp.	999	28
Virtus Investment Partners Inc.	277	28
Northfield Bancorp Inc.	1,864	28
Federal Agricultural Mortgage Corp.	408	28
Hersha Hospitality Trust Class A	1,621	28
Cass Information Systems Inc.	609	27
Community Trust Bancorp Inc.	693	27
Great Southern Bancorp Inc.	490	27
Hanmi Financial Corp.	1,292	27
Oritani Financial Corp.	1,665	27
Gladstone Commercial Corp.	1,256	26
FBL Financial Group Inc. Class A	424	26
Preferred Bank	596	26
Flushing Financial Corp.	1,232	26
Banco Latinoamericano de Comercio Exterior SA	1,296	26
Front Yard Residential Corp.	2,244	26
Dime Community Bancshares Inc.	1,428	25
National Western Life Group Inc. Class A	95	25
Origin Bancorp Inc.	752	25
State Auto Financial Corp.	727	25
Peoples Bancorp Inc.	801	25
First Defiance Financial Corp.	902	24
* Marcus & Millichap Inc.	793	24
Horizon Bancorp Inc.	1,557	24
Banc of California Inc.	1,825	24
FB Financial Corp.	690	24
* St. Joe Co.	1,504	24
First Community Bankshares Inc.	718	24
* Mr Cooper Group Inc.	3,080	23
* Customers Bancorp Inc.	1,179	23
* INTL. FCStone Inc.	659	23
• CorePoint Lodging Inc.	1,878	23
First Foundation Inc.	1,730	23
Bank of Marin Bancorp	556	23
Mercantile Bank Corp.	728	22
RE/MAX Holdings Inc. Class A	758	22
Heritage Commerce Corp.	1,837	22
First of Long Island Corp.	1,014	22
* TriState Capital Holdings Inc.	1,016	21
Midland States Bancorp Inc.	851	21
CBTX Inc.	765	21
CatchMark Timber Trust Inc. Class A	2,214	21
* Nicolet Bankshares Inc.	356	21
CorEnergy Infrastructure Trust Inc.	538	21
Bridge Bancorp Inc.	746	21
Diamond Hill Investment Group Inc.	144	21
Peapack Gladstone Financial Corp.	761	21
New Senior Investment Group Inc.	3,106	20
UMH Properties Inc.	1,536	20
First Financial Corp.	539	20
* Bancorp Inc.	2,287	20
Retail Value Inc.	635	20
City Office REIT Inc.	1,694	20
AG Mortgage Investment Trust Inc.	1,282	20

Whitestone REIT	1,549	20
One Liberty Properties Inc.	684	20
KKR Real Estate Finance Trust Inc.	984	19
* Donnelley Financial Solutions Inc.	1,578	19
Pennsylvania REIT	3,024	19
* EZCORP Inc. Class A	2,205	19
* Cowen Inc. Class A	1,261	19
PennyMac Financial Services Inc.	900	19
First Mid Bancshares Inc.	568	19
QCR Holdings Inc.	588	19
Western Asset Mortgage Capital Corp.	1,945	19
Financial Institutions Inc.	688	19
* Atlantic Capital Bancshares Inc.	1,129	18
Waterstone Financial Inc.	1,112	18
Jernigan Capital Inc.	868	18
Republic Bancorp Inc. Class A	399	18
United Community Financial Corp.	1,982	18
Independent Bank Corp.	857	18
Live Oak Bancshares Inc.	1,158	18
Ares Commercial Real Estate Corp.	1,219	18
People's Utah Bancorp	639	18
Arrow Financial Corp.	548	18
Ready Capital Corp.	1,208	18
Old Line Bancshares Inc.	711	18
Anworth Mortgage Asset Corp.	4,522	17
B. Riley Financial Inc.	849	17
HomeTrust Bancshares Inc.	686	17
Ashford Hospitality Trust Inc.	3,763	17
Dynex Capital Inc.	3,038	17
First Bancshares Inc.	560	17
Old Second Bancorp Inc.	1,349	16
Bar Harbor Bankshares	685	16
Opus Bank	806	16
RMR Group Inc. Class A	331	16
Farmers National Banc Corp.	1,180	16
CNB Financial Corp.	633	16
* Allegiance Bancshares Inc.	482	16
Ladenburg Thalmann Financial Services Inc.	4,872	16
Franklin Financial Network Inc.	589	15
American National Bankshares Inc.	439	15
* FRP Holdings Inc.	329	15
PCSB Financial Corp.	778	15
* Tejon Ranch Co.	938	15
West Bancorporation Inc.	714	15
MidWestOne Financial Group Inc.	533	15
Goosehead Insurance Inc. Class A	393	14
* Health Insurance Innovations Inc. Class A	555	14
Sierra Bancorp	564	14
EMC Insurance Group Inc.	385	14
Citizens & Northern Corp.	501	14
Civista Bancshares Inc.	636	14
Peoples Financial Services Corp.	314	14
Orchid Island Capital Inc.	2,218	13
Braemar Hotels & Resorts Inc.	1,291	13
* Citizens Inc. Class A	2,096	13
* Equity Bancshares Inc. Class A	535	13
Bluerock Residential Growth REIT Inc. Class A	1,158	13

Exantas Capital Corp.	1,214	13
Home Bancorp Inc.	368	13
Spirit MTA REIT	1,847	13
Cambridge Bancorp	155	13
Macatawa Bank Corp.	1,254	13
Summit Financial Group Inc.	505	13
United Insurance Holdings Corp.	914	12
Cherry Hill Mortgage Investment Corp.	749	12
* Byline Bancorp Inc.	653	12
* Greenlight Capital Re Ltd. Class A	1,195	12
Farmers & Merchants Bancorp Inc.	410	12
Greenhill & Co. Inc.	808	12
Global Indemnity Ltd.	407	12
Global Medical REIT Inc.	1,126	12
HCI Group Inc.	293	12
* HarborOne Bancorp Inc.	650	12
RBB Bancorp	625	12
Century Bancorp Inc. Class A	129	12
* Bridgewater Bancshares Inc.	1,052	12
Capital City Bank Group Inc.	491	12
BBX Capital Corp. Class A	2,810	12
Oppenheimer Holdings Inc. Class A	466	11
Enterprise Bancorp Inc.	409	11
Heritage Insurance Holdings Inc.	777	11
Business First Bancshares Inc.	463	11
* Spirit of Texas Bancshares Inc.	504	11
Cedar Realty Trust Inc.	3,901	11
* Metropolitan Bank Holding Corp.	275	11
* I3 Verticals Inc. Class A	423	11
* SmartFinancial Inc.	526	11
Northrim BanCorp Inc.	322	11
Guaranty Bancshares Inc.	362	11
Merchants Bancorp	578	11
Consolidated-Tomoka Land Co.	175	10
First Bancorp Inc.	413	10
Western New England Bancorp Inc.	1,132	10
National Bankshares Inc.	273	10
Southern National Bancorp of Virginia Inc.	749	10
Hingham Institution for Savings	57	10
Investors Title Co.	63	10
* Republic First Bancorp Inc.	1,992	10
* Baycom Corp.	441	10
Reliant Bancorp Inc.	442	10
ACNB Corp.	269	10
Penns Woods Bancorp Inc.	228	10
* Safeguard Scientifics Inc.	794	10
Territorial Bancorp Inc.	350	9
* Southern First Bancshares Inc.	261	9
Central Valley Community Bancorp	471	9
Pacific City Financial Corp.	536	9
Premier Financial Bancorp Inc.	586	9
Arlington Asset Investment Corp. Class A	1,362	9
Ames National Corp.	346	9
Great Ajax Corp.	716	9
Shore Bancshares Inc.	590	9
Southern Missouri Bancorp Inc.	278	9
* Entegra Financial Corp.	305	9

* Altisource Portfolio Solutions SA	449	9
Luther Burbank Corp.	906	9
Westwood Holdings Group Inc.	306	9
Safehold Inc.	325	9
Norwood Financial Corp.	274	9
Amalgamated Bank Class A	532	9
* Regional Management Corp.	355	9
* Ocwen Financial Corp.	5,607	9
* On Deck Capital Inc.	2,157	9
First Choice Bancorp	399	9
FS Bancorp Inc.	183	9
Independence Holding Co.	226	8
* Stratus Properties Inc.	299	8
Timberland Bancorp Inc.	344	8
Bank of Princeton	298	8
Investar Holding Corp.	346	8
Bankwell Financial Group Inc.	288	8
First Internet Bancorp	401	8
Protective Insurance Corp. Class B	471	8
* PICO Holdings Inc.	749	8
BCB Bancorp Inc.	642	8
Sterling Bancorp Inc.	879	8
MutualFirst Financial Inc.	261	8
Evans Bancorp Inc.	221	8
* Malvern Bancorp Inc.	385	8
* Forestar Group Inc.	424	8
Codorus Valley Bancorp Inc.	361	8
Bank of Commerce Holdings	731	8
MidSouth Bancorp Inc.	667	8
Orrstown Financial Services Inc.	353	8
Clipper Realty Inc.	586	7
Ohio Valley Banc Corp.	205	7
Riverview Bancorp Inc.	953	7
FedNat Holding Co.	541	7
C&F Financial Corp.	149	7
BankFinancial Corp.	514	7
SB One Bancorp	325	7
* NI Holdings Inc.	420	7
Northeast Bank	343	7
Fidelity D&D Bancorp Inc.	119	7
First Business Financial Services Inc.	306	7
United Security Bancshares	683	7
Farmland Partners Inc.	1,120	7
ESSA Bancorp Inc.	453	7
Donegal Group Inc. Class A	470	7
LCNB Corp.	400	7
Community Financial Corp.	215	7
Community Bankers Trust Corp.	914	7
Unity Bancorp Inc.	326	7
CBL & Associates Properties Inc.	8,063	7
First Financial Northwest Inc.	431	7
* Howard Bancorp Inc.	469	7
* PDL Community Bancorp	462	7
Chemung Financial Corp.	145	7
First Bank	580	7
OP Bancorp	676	6
Parke Bancorp Inc.	318	6

Tiptree Inc.	1,054	6
* Hallmark Financial Services Inc.	539	6
Gladstone Land Corp.	512	6
First United Corp.	351	6
1st Constitution Bancorp	337	6
Capstar Financial Holdings Inc.	417	6
* Coastal Financial Corp.	380	6
* Pacific Mercantile Bancorp	782	6
Peoples Bancorp of North Carolina Inc.	222	6
Union Bankshares Inc.	183	6
BRT Apartments Corp.	474	6
* Esquire Financial Holdings Inc.	262	6
* Select Bancorp Inc.	539	6
Mid Penn Bancorp Inc.	248	6
Oak Valley Bancorp	316	6
Pzena Investment Management Inc. Class A	664	6
CB Financial Services Inc.	249	6
First Community Corp.	324	6
Silvercrest Asset Management Group Inc. Class A	407	5
Middlefield Banc Corp.	135	5
MVB Financial Corp.	331	5
First Northwest Bancorp	324	5
Prudential Bancorp Inc.	299	5
GAIN Capital Holdings Inc.	1,231	5
First Guaranty Bancshares Inc.	199	4
County Bancorp Inc.	233	4
* Elevate Credit Inc.	907	4
First Savings Financial Group Inc.	67	4
* Curo Group Holdings Corp.	381	4
Kingstone Cos. Inc.	397	4
Associated Capital Group Inc. Class A	94	4
* Maui Land & Pineapple Co. Inc.	338	3
Greene County Bancorp Inc.	119	3
* Provident Bancorp Inc.	141	3
Level One Bancorp Inc.	141	3
Crawford & Co. Class B	384	3
Oconee Federal Financial Corp.	119	3
Auburn National Bancorporation Inc.	80	3
GAMCO Investors Inc. Class A	160	3
* Capital Bancorp Inc.	227	3
* Transcontinental Realty Investors Inc.	95	3
* Trinity Place Holdings Inc.	633	3
* Ashford Inc.	56	3
* MoneyGram International Inc.	1,621	2
* Siebert Financial Corp.	219	2
Maiden Holdings Ltd.	3,499	2
* Bank7 Corp.	100	2
* Impac Mortgage Holdings Inc.	111	—
		256,832
Health Care (13.5%)
Johnson & Johnson	117,614	15,425
Pfizer Inc.	251,161	10,428
UnitedHealth Group Inc.	41,874	10,125
Merck & Co. Inc.	114,023	9,032
Abbott Laboratories	74,964	5,707
Medtronic plc	59,281	5,488
AbbVie Inc.	66,373	5,091

Thermo Fisher Scientific Inc.	17,565	4,690
Amgen Inc.	27,603	4,601
Eli Lilly & Co.	38,663	4,483
Danaher Corp.	27,507	3,631
Gilead Sciences Inc.	55,887	3,479
Bristol-Myers Squibb Co.	71,630	3,250
Anthem Inc.	11,397	3,168
* Celgene Corp.	30,735	2,883
Stryker Corp.	14,954	2,740
Becton Dickinson and Co.	11,597	2,707
Cigna Corp.	16,312	2,414
* Boston Scientific Corp.	60,361	2,318
* Intuitive Surgical Inc.	4,973	2,312
Zoetis Inc.	21,222	2,144
* Illumina Inc.	6,427	1,973
* Biogen Inc.	8,600	1,886
* Vertex Pharmaceuticals Inc.	11,159	1,854
Allergan plc	14,829	1,808
Baxter International Inc.	21,924	1,610
* Edwards Lifesciences Corp.	9,195	1,570
Humana Inc.	5,933	1,453
HCA Healthcare Inc.	11,953	1,446
* Regeneron Pharmaceuticals Inc.	3,533	1,066
* Alexion Pharmaceuticals Inc.	9,363	1,064
* IQVIA Holdings Inc.	7,592	1,031
* Centene Corp.	17,751	1,025
McKesson Corp.	8,390	1,025
Zimmer Biomet Holdings Inc.	8,908	1,015
* Align Technology Inc.	3,467	986
* Cerner Corp.	13,544	948
* IDEXX Laboratories Inc.	3,756	938
Agilent Technologies Inc.	13,940	935
* Veeva Systems Inc. Class A	5,441	839
* Laboratory Corp. of America Holdings	4,398	715
ResMed Inc.	6,147	701
* BioMarin Pharmaceutical Inc.	7,714	634
Cooper Cos. Inc.	2,112	629
* Incyte Corp.	7,671	603
* WellCare Health Plans Inc.	2,176	601
Teleflex Inc.	1,991	574
Quest Diagnostics Inc.	5,951	571
Cardinal Health Inc.	13,016	548
* Exact Sciences Corp.	5,220	541
AmerisourceBergen Corp. Class A	6,709	522
Dentsply Sirona Inc.	9,547	514
* Hologic Inc.	11,616	511
* Varian Medical Systems Inc.	4,012	507
STERIS plc	3,666	490
* ABIOMED Inc.	1,862	488
* DexCom Inc.	3,808	462
* Elanco Animal Health Inc.	14,594	456
Universal Health Services Inc. Class B	3,669	439
PerkinElmer Inc.	4,827	417
* Molina Healthcare Inc.	2,730	388
* Mylan NV	22,545	379
* QIAGEN NV	9,724	370
West Pharmaceutical Services Inc.	3,211	368

* Sage Therapeutics Inc.	2,120	364
* Ionis Pharmaceuticals Inc.	5,436	357
* Neurocrine Biosciences Inc.	3,919	332
* Sarepta Therapeutics Inc.	2,890	329
Bio-Techne Corp.	1,632	323
* Jazz Pharmaceuticals plc	2,574	323
* Seattle Genetics Inc.	4,720	307
* Catalent Inc.	6,276	286
* Bluebird Bio Inc.	2,378	285
* Insulet Corp.	2,566	282
* Alnylam Pharmaceuticals Inc.	4,145	280
Hill-Rom Holdings Inc.	2,905	279
* Bio-Rad Laboratories Inc. Class A	927	266
* Masimo Corp.	2,026	265
* Charles River Laboratories International Inc.	2,073	260
Encompass Health Corp.	4,295	253
* Exelixis Inc.	12,882	252
* DaVita Inc.	5,691	247
* Array BioPharma Inc.	9,168	242
Perrigo Co. plc	5,611	236
* Medidata Solutions Inc.	2,512	229
Chemed Corp.	681	223
* PRA Health Sciences Inc.	2,537	220
* Haemonetics Corp.	2,226	216
* Nektar Therapeutics Class A	6,859	215
* Penumbra Inc.	1,345	192
* Horizon Therapeutics plc	7,828	187
Bruker Corp.	4,409	184
* Novocure Ltd.	3,198	170
* Teladoc Health Inc.	2,913	169
* Wright Medical Group NV	5,399	166
* United Therapeutics Corp.	1,890	159
* HealthEquity Inc.	2,351	154
* Tandem Diabetes Care Inc.	2,217	152
* LivaNova plc	2,111	152
* Spark Therapeutics Inc.	1,365	149
* Alkermes plc	6,770	146
* ICU Medical Inc.	685	146
* LHC Group Inc.	1,283	145
* Integra LifeSciences Holdings Corp.	3,114	145
* Blueprint Medicines Corp.	1,885	143
* Global Blood Therapeutics Inc.	2,321	141
* Omnicell Inc.	1,690	134
* Amedisys Inc.	1,163	131
* NuVasive Inc.	2,234	129
* Globus Medical Inc.	3,218	126
* Ultragenyx Pharmaceutical Inc.	2,273	125
* Neogen Corp.	2,177	123
* Acadia Healthcare Co. Inc.	3,799	122
* Merit Medical Systems Inc.	2,313	119
* FibroGen Inc.	3,290	119
* Repligen Corp.	1,696	118
* ACADIA Pharmaceuticals Inc.	4,909	118
Ensign Group Inc.	2,165	115
* Arena Pharmaceuticals Inc.	2,154	114
Cantel Medical Corp.	1,624	112
* Syneos Health Inc.	2,688	111

* HMS Holdings Corp.	3,614	110
* Medicines Co.	2,975	106
* Agios Pharmaceuticals Inc.	2,229	103
* AMN Healthcare Services Inc.	2,009	97
* Ligand Pharmaceuticals Inc.	906	97
* Arrowhead Pharmaceuticals Inc.	4,066	96
* Glaukos Corp.	1,482	96
* Integer Holdings Corp.	1,351	95
* MEDNAX Inc.	3,834	95
* Amicus Therapeutics Inc.	8,172	92
* PTC Therapeutics Inc.	2,227	89
CONMED Corp.	1,094	88
* Immunomedics Inc.	6,476	85
* Premier Inc. Class A	2,235	82
* Quidel Corp.	1,481	82
* Insmed Inc.	3,316	80
* Halozyme Therapeutics Inc.	5,358	79
* Portola Pharmaceuticals Inc.	2,817	79
* Emergent BioSolutions Inc.	1,967	79
* Intercept Pharmaceuticals Inc.	948	79
* NeoGenomics Inc.	3,569	77
* Avanos Medical Inc.	2,029	76
* Biohaven Pharmaceutical Holding Co. Ltd.	1,354	76
* Pacira BioSciences Inc.	1,731	75
* Iovance Biotherapeutics Inc.	4,587	75
* Acceleron Pharma Inc.	1,880	75
Patterson Cos. Inc.	3,563	75
* Nevro Corp.	1,261	75
* Allscripts Healthcare Solutions Inc.	7,584	74
* Myriad Genetics Inc.	2,973	74
* Tenet Healthcare Corp.	3,628	72
* iRhythm Technologies Inc.	1,044	71
* Reata Pharmaceuticals Inc. Class A	822	70
* Magellan Health Inc.	1,050	69
* Zogenix Inc.	1,822	69
* BioTelemetry Inc.	1,432	69
* MyoKardia Inc.	1,471	69
* AnaptysBio Inc.	912	66
* Ironwood Pharmaceuticals Inc. Class A	6,071	66
* Select Medical Holdings Corp.	4,685	66
* Enanta Pharmaceuticals Inc.	722	65
* Prestige Consumer Healthcare Inc.	2,243	65
* Supernus Pharmaceuticals Inc.	2,118	64
* Mirati Therapeutics Inc.	928	63
* Xencor Inc.	2,016	62
US Physical Therapy Inc.	542	61
* REGENXBIO Inc.	1,387	60
* Invitae Corp.	3,367	59
* Cambrex Corp.	1,448	58
* Cardiovascular Systems Inc.	1,471	57
* Audentes Therapeutics Inc.	1,606	56
* Aerie Pharmaceuticals Inc.	1,534	56
Atrion Corp.	62	55
* R1 RCM Inc.	4,467	52
* Medpace Holdings Inc.	944	51
* Heron Therapeutics Inc.	2,973	51
* Fate Therapeutics Inc.	2,603	50

*	Brookdale Senior Living Inc.	8,074	50
*	Inogen Inc.	772	50
*	Momenta Pharmaceuticals Inc.	4,198	49
*	Guardant Health Inc.	630	48
*	CareDx Inc.	1,524	48
*	Endo International plc	9,694	48
*	Genomic Health Inc.	906	47
*	AtriCure Inc.	1,598	47
*	Esperion Therapeutics Inc.	970	46
*	NextGen Healthcare Inc.	2,312	45
*	CryoLife Inc.	1,537	44
*	STAAR Surgical Co.	1,903	44
*	Varex Imaging Corp.	1,649	44
*	Coherus Biosciences Inc.	2,214	42
*	Corcept Therapeutics Inc.	4,223	41
*	Editas Medicine Inc.	1,983	41
*	Innoviva Inc.	2,977	41
*	Pacific Biosciences of California Inc.	6,046	41
*	Codexis Inc.	2,236	40
*	Atara Biotherapeutics Inc.	1,804	40
	National HealthCare Corp.	515	40
*	Madrigal Pharmaceuticals Inc.	426	39
*	Sangamo Therapeutics Inc.	4,374	38
*	Lantheus Holdings Inc.	1,572	38
	Luminex Corp.	1,782	38
*	Tivity Health Inc.	2,048	37
*	Denali Therapeutics Inc.	1,965	37
*	Orthofix Medical Inc.	743	37
*	Aimmune Therapeutics Inc.	1,867	37
*	Radius Health Inc.	1,730	36
*	Tactile Systems Technology Inc.	746	36
*	Inspire Medical Systems Inc.	634	36
*,^	Omeros Corp.	2,005	36
*	ArQule Inc.	4,929	35
*	Epizyme Inc.	2,563	35
*	Natus Medical Inc.	1,406	35
*	Vanda Pharmaceuticals Inc.	2,328	34
*	Tabula Rasa HealthCare Inc.	750	34
*	NanoString Technologies Inc.	1,186	34
*	Natera Inc.	1,443	33
*	Retrophin Inc.	1,753	32
*	Intersect ENT Inc.	1,362	32
*	Spectrum Pharmaceuticals Inc.	4,318	32
*	Apellis Pharmaceuticals Inc.	1,555	31
*	Mallinckrodt plc	3,562	31
*	Providence Service Corp.	477	31
*	Theravance Biopharma Inc.	1,855	31
*	MacroGenics Inc.	1,673	31
*	Cymabay Therapeutics Inc.	2,532	31
*	Vericel Corp.	1,947	30
*	Clovis Oncology Inc.	2,048	30
*	Axogen Inc.	1,431	30
*	Tricida Inc.	814	30
*	Amphastar Pharmaceuticals Inc.	1,516	29
*	AngioDynamics Inc.	1,553	29
*	Cerus Corp.	6,139	29
*	Veracyte Inc.	1,268	29

*	Dicerna Pharmaceuticals Inc.	2,311	29
*	Amneal Pharmaceuticals Inc.	3,695	28
*	Addus HomeCare Corp.	407	28
*	Cara Therapeutics Inc.	1,353	28
*	CorVel Corp.	372	28
*	Athenex Inc.	1,880	27
*	Alder Biopharmaceuticals Inc.	2,486	27
*	Allogene Therapeutics Inc.	999	26
*	OPKO Health Inc.	14,537	26
	Phibro Animal Health Corp. Class A	866	26
*	ANI Pharmaceuticals Inc.	364	25
*	Allakos Inc.	646	25
*	Intra-Cellular Therapies Inc.	1,902	25
*,^	ZIOPHARM Oncology Inc.	5,669	24
*	Surmodics Inc.	593	24
*	Triple-S Management Corp. Class B	972	24
*	Adverum Biotechnologies Inc.	2,344	24
*	ViewRay Inc.	2,791	23
*,^	TherapeuticsMD Inc.	7,619	23
*,^	Moderna Inc.	1,112	23
*	Eidos Therapeutics Inc.	738	23
*	Stemline Therapeutics Inc.	1,726	23
	National Research Corp.	444	23
*	Anika Therapeutics Inc.	595	23
*	Eagle Pharmaceuticals Inc.	443	23
*	Rubius Therapeutics Inc.	1,548	22
*	OraSure Technologies Inc.	2,558	21
*	Intellia Therapeutics Inc.	1,524	21
*	WaVe Life Sciences Ltd.	919	21
*	Accelerate Diagnostics Inc.	1,113	21
*	Cytokinetics Inc.	2,021	21
*	G1 Therapeutics Inc.	986	21
*	RadNet Inc.	1,690	20
	Meridian Bioscience Inc.	1,743	20
*	Puma Biotechnology Inc.	1,328	20
*	Heska Corp.	279	20
*	CytomX Therapeutics Inc.	2,012	19
*	Viking Therapeutics Inc.	2,523	19
*	Voyager Therapeutics Inc.	870	19
*	PetIQ Inc. Class A	720	19
*	GlycoMimetics Inc.	1,587	19
*	Revance Therapeutics Inc.	1,741	19
*	Ra Pharmaceuticals Inc.	854	18
*	Acorda Therapeutics Inc.	1,982	18
	LeMaitre Vascular Inc.	712	18
*	Kura Oncology Inc.	1,139	18
*	Corbus Pharmaceuticals Holdings Inc.	2,575	18
*	Fluidigm Corp.	1,373	18
*	Antares Pharma Inc.	6,332	18
*	MediciNova Inc.	1,774	18
*	Rocket Pharmaceuticals Inc.	1,074	18
*	Prothena Corp. plc	1,881	18
*	Akebia Therapeutics Inc.	3,899	17
*	Achillion Pharmaceuticals Inc.	6,155	17
*	PDL BioPharma Inc.	6,046	17
*	Akorn Inc.	4,002	16
*	BioSpecifics Technologies Corp.	272	16

*	Oxford Immunotec Global plc	1,087	16
*	Homology Medicines Inc.	785	16
*	GenMark Diagnostics Inc.	2,366	16
*	TG Therapeutics Inc.	2,502	16
*	Progenics Pharmaceuticals Inc.	3,730	16
*	Rigel Pharmaceuticals Inc.	7,335	16
*	Rhythm Pharmaceuticals Inc.	616	16
*	Flexion Therapeutics Inc.	1,406	16
*	BioCryst Pharmaceuticals Inc.	4,395	15
*	Catalyst Pharmaceuticals Inc.	4,306	15
*	Collegium Pharmaceutical Inc.	1,293	15
*,^	Intrexon Corp.	3,011	15
*	Dynavax Technologies Corp.	2,992	14
*	Accuray Inc.	3,840	14
	Computer Programs & Systems Inc.	548	14
*	OrthoPediatrics Corp.	364	14
*,^	Sorrento Therapeutics Inc.	5,029	14
*	Albireo Pharma Inc.	428	14
*	Savara Inc.	1,297	14
*	Translate Bio Inc.	1,341	14
*	Assembly Biosciences Inc.	965	14
*	Kindred Biosciences Inc.	1,705	14
*	Palatin Technologies Inc.	9,894	13
*	AMAG Pharmaceuticals Inc.	1,391	13
*	Dermira Inc.	1,407	13
*	Five Prime Therapeutics Inc.	1,527	13
*	SIGA Technologies Inc.	2,399	13
*	Scholar Rock Holding Corp.	676	12
*	Akcea Therapeutics Inc.	582	12
*	Arcus Biosciences Inc.	1,443	12
*	MeiraGTx Holdings plc	545	12
*	Karyopharm Therapeutics Inc.	2,126	12
*	Castlight Health Inc. Class B	3,662	12
*	Cross Country Healthcare Inc.	1,644	12
*	ImmunoGen Inc.	6,487	12
*	ChemoCentryx Inc.	1,020	12
	Utah Medical Products Inc.	144	11
*	Cutera Inc.	661	11
*	BioScrip Inc.	5,299	11
*	RTI Surgical Holdings Inc.	2,555	11
*	Rockwell Medical Inc.	2,346	11
*	Concert Pharmaceuticals Inc.	1,051	11
*	Community Health Systems Inc.	3,913	10
*	Crinetics Pharmaceuticals Inc.	389	10
*	Xeris Pharmaceuticals Inc.	931	10
*	Lexicon Pharmaceuticals Inc.	1,895	10
*	Geron Corp.	7,024	10
*	Deciphera Pharmaceuticals Inc.	442	10
*	Kadmon Holdings Inc.	4,528	10
*	Eloxx Pharmaceuticals Inc.	1,114	10
*	Agenus Inc.	3,797	10
*	CytoSorbents Corp.	1,520	10
*	Magenta Therapeutics Inc.	654	10
*	Aduro Biotech Inc.	2,914	9
*	Inovio Pharmaceuticals Inc.	3,944	9
*	MannKind Corp.	8,012	9
*	Gossamer Bio Inc.	504	9

*	Aratana Therapeutics Inc.	1,951	9
*	Pfenex Inc.	1,377	9
*	Cyclerion Therapeutics Inc.	632	9
	Invacare Corp.	1,478	9
*	Principia Biopharma Inc.	298	9
*	Cellular Biomedicine Group Inc.	545	9
*,^	Senseonics Holdings Inc.	4,380	9
*	Pieris Pharmaceuticals Inc.	2,082	9
*	Avid Bioservices Inc.	2,215	9
*	Axonics Modulation Technologies Inc.	261	9
*	Quanterix Corp.	332	8
*,^	TransEnterix Inc.	6,279	8
*	Athersys Inc.	5,032	8
*	Kiniksa Pharmaceuticals Ltd. Class A	538	8
*	Avrobio Inc.	577	8
*	UNITY Biotechnology Inc.	996	8
*	IntriCon Corp.	309	8
*	Calithera Biosciences Inc.	1,525	8
*	Replimune Group Inc.	593	8
*	SeaSpine Holdings Corp.	587	8
*	CASI Pharmaceuticals Inc.	2,498	8
*	Surgery Partners Inc.	923	8
*	Marinus Pharmaceuticals Inc.	1,781	8
*	Lannett Co. Inc.	1,456	8
*	Recro Pharma Inc.	800	8
*	Optinose Inc.	1,002	8
	Owens & Minor Inc.	2,799	8
*	Assertio Therapeutics Inc.	2,554	7
*	Y-mAbs Therapeutics Inc.	362	7
*	Neuronetics Inc.	634	7
*	Cue Biopharma Inc.	880	7
*	Minerva Neurosciences Inc.	1,384	7
*	Forty Seven Inc.	635	7
*	Sientra Inc.	1,185	7
*	Chimerix Inc.	1,924	7
*	Ardelyx Inc.	2,306	6
*	Enzo Biochem Inc.	1,946	6
*	Abeona Therapeutics Inc.	1,138	6
*	Constellation Pharmaceuticals Inc.	717	6
*	Pulse Biosciences Inc.	514	6
*	Aclaris Therapeutics Inc.	1,293	6
*	FONAR Corp.	314	6
*	Arvinas Inc.	284	6
*	Aldeyra Therapeutics Inc.	849	6
*	Celcuity Inc.	275	6
*	Paratek Pharmaceuticals Inc.	1,534	6
*	Evolus Inc.	400	5
*	LogicBio Therapeutics Inc.	357	5
*	Kezar Life Sciences Inc.	571	5
*	SI-BONE Inc.	321	5
*	Aeglea BioTherapeutics Inc.	862	5
*,^	Ocular Therapeutix Inc.	1,833	5
*	La Jolla Pharmaceutical Co.	977	5
*	ChromaDex Corp.	1,321	5
*	Syros Pharmaceuticals Inc.	890	5
*	Odonate Therapeutics Inc.	241	5
*,^	Tyme Technologies Inc.	4,392	5

*	BioTime Inc.	5,108	5
*	Capital Senior Living Corp.	1,181	5
*,^	AVEO Pharmaceuticals Inc.	5,649	5
*,^	Novavax Inc.	839	5
*	Synthorx Inc.	331	5
*	Durect Corp.	8,692	5
*	Adamas Pharmaceuticals Inc.	1,010	5
*	Kala Pharmaceuticals Inc.	857	5
*	Twist Bioscience Corp.	182	5
*	Molecular Templates Inc.	569	5
*	Harvard Bioscience Inc.	2,020	5
*	Alector Inc.	265	4
*	Bellicum Pharmaceuticals Inc.	2,157	4
*	Tocagen Inc.	827	4
*	Miragen Therapeutics Inc.	1,752	4
*,^	Verastem Inc.	3,123	4
*	American Renal Associates Holdings Inc.	630	4
*	Synlogic Inc.	542	4
*	Spero Therapeutics Inc.	358	4
*	Selecta Biosciences Inc.	2,022	4
*	Verrica Pharmaceuticals Inc.	542	4
*	Evelo Biosciences Inc.	506	4
*	XOMA Corp.	197	4
*	Dova Pharmaceuticals Inc.	415	4
*	Apollo Medical Holdings Inc.	201	4
*	Menlo Therapeutics Inc.	532	4
*	Catalyst Biosciences Inc.	430	3
*	Kodiak Sciences Inc.	334	3
*	NewLink Genetics Corp.	1,874	3
*	Syndax Pharmaceuticals Inc.	445	3
*	Neon Therapeutics Inc.	662	3
*	Organovo Holdings Inc.	5,739	3
*	Neos Therapeutics Inc.	2,163	3
*	Solid Biosciences Inc.	553	3
*	Spring Bank Pharmaceuticals Inc.	544	3
*	Vapotherm Inc.	179	3
*	Seres Therapeutics Inc.	875	3
*	Calyxt Inc.	229	3
*	Arbutus Biopharma Corp.	1,597	3
*	Jounce Therapeutics Inc.	651	3
*	Sutro Biopharma Inc.	249	3
*,^	Ampio Pharmaceuticals Inc.	5,313	3
*	Nuvectra Corp.	721	3
*	Fortress Biotech Inc.	1,567	3
*	Mustang Bio Inc.	736	3
*	Liquidia Technologies Inc.	250	2
*	iRadimed Corp.	114	2
*	PolarityTE Inc.	367	2
*	Genesis Healthcare Inc.	2,013	2
*	Gritstone Oncology Inc.	235	2
*	AgeX Therapeutics Inc.	749	2
*	ADMA Biologics Inc.	487	2
*	Surface Oncology Inc.	550	2
*	Zafgen Inc.	1,050	2
*	Aptinyx Inc.	618	2
*	Aquestive Therapeutics Inc.	514	2
*	Helius Medical Technologies Inc. Class A	725	2

*	Unum Therapeutics Inc.	601	2
*	Endologix Inc.	261	2
*	resTORbio Inc.	250	2
*	CTI BioPharma Corp.	2,188	2
*	Equillium Inc.	264	2
*	Tetraphase Pharmaceuticals Inc.	2,080	2
*	Proteostasis Therapeutics Inc.	1,697	2
*	Nymox Pharmaceutical Corp.	1,015	2
*	T2 Biosystems Inc.	813	2
*	NantKwest Inc.	1,511	2
*	Fennec Pharmaceuticals Inc.	415	2
*	Quorum Health Corp.	849	1
*	Mersana Therapeutics Inc.	326	1
*	Allena Pharmaceuticals Inc.	341	1
*	Teligent Inc.	1,909	1
*	Corvus Pharmaceuticals Inc.	313	1
*	Cohbar Inc.	658	1
*	Idera Pharmaceuticals Inc.	433	1
*	Clearside Biomedical Inc.	998	1
*,^	Insys Therapeutics Inc.	1,396	1
*	ElectroCore Inc.	557	1
*	Harpoon Therapeutics Inc.	75	1
*	Osmotica Pharmaceuticals plc	359	1
*	Ovid therapeutics Inc.	528	1
*	Innovate Biopharmaceuticals Inc.	634	1
*	Sienna Biopharmaceuticals Inc.	461	1
*	AAC Holdings Inc.	401	—
*	Zomedica Pharmaceuticals Corp.	1,181	—
*	Melinta Therapeutics Inc.	95	—
*	Achaogen Inc.	1,434	—
*,^,§ Synergy Pharmaceuticals Inc.		12,927	—
			163,357
Materials & Processing (3.4%)
	Linde plc	24,146	4,360
	DowDuPont Inc.	99,431	3,035
	Ecolab Inc.	11,153	2,053
	Air Products & Chemicals Inc.	9,595	1,953
	Dow Inc.	33,130	1,549
	Sherwin-Williams Co.	3,643	1,528
	Ingersoll-Rand plc	10,726	1,269
	Newmont Goldcorp Corp.	35,845	1,186
	PPG Industries Inc.	10,594	1,109
	LyondellBasell Industries NV Class A	13,481	1,001
	Ball Corp.	14,644	899
	Fastenal Co.	25,011	765
	International Paper Co.	17,957	745
	Vulcan Materials Co.	5,743	717
	Nucor Corp.	13,331	640
	Freeport-McMoRan Inc.	63,243	614
	International Flavors & Fragrances Inc.	4,404	596
	Martin Marietta Materials Inc.	2,755	580
	Celanese Corp. Class A	5,584	530
	Masco Corp.	12,798	447
	FMC Corp.	5,880	432
	Lennox International Inc.	1,571	415
	CF Industries Holdings Inc.	10,050	404
	Eastman Chemical Co.	6,120	397

Packaging Corp. of America	4,104	366
Westrock Co.	11,022	359
Mosaic Co.	15,403	331
* Crown Holdings Inc.	5,664	314
AptarGroup Inc.	2,726	309
RPM International Inc.	5,671	304
Albemarle Corp.	4,635	293
Sealed Air Corp.	6,869	288
Hexcel Corp.	3,723	271
* Berry Global Group Inc.	5,703	268
Sonoco Products Co.	4,314	267
Reliance Steel & Aluminum Co.	2,999	250
Royal Gold Inc.	2,830	249
Versum Materials Inc.	4,771	245
Steel Dynamics Inc.	9,666	243
Owens Corning	4,750	230
Watsco Inc.	1,399	220
Acuity Brands Inc.	1,751	217
* Axalta Coating Systems Ltd.	9,080	213
WR Grace & Co.	2,909	205
Ashland Global Holdings Inc.	2,728	204
Bemis Co. Inc.	3,175	185
* Alcoa Corp.	8,203	174
Graphic Packaging Holding Co.	13,106	170
Eagle Materials Inc.	1,951	168
Armstrong World Industries Inc.	1,888	167
Huntsman Corp.	9,586	167
* Ingevity Corp.	1,841	161
Chemours Co.	7,514	158
Scotts Miracle-Gro Co.	1,765	158
* Trex Co. Inc.	2,568	154
* RBC Bearings Inc.	1,037	148
Olin Corp.	7,238	142
Louisiana-Pacific Corp.	6,167	141
Timken Co.	2,993	132
NewMarket Corp.	331	128
Balchem Corp.	1,392	126
Sensient Technologies Corp.	1,856	126
Southern Copper Corp.	3,630	122
Cabot Microelectronics Corp.	1,231	120
* Rexnord Corp.	4,548	120
Domtar Corp.	2,741	115
Owens-Illinois Inc.	7,003	112
Cleveland-Cliffs Inc.	12,698	110
Simpson Manufacturing Co. Inc.	1,809	110
* Univar Inc.	5,492	110
Valmont Industries Inc.	948	107
Quaker Chemical Corp.	569	103
Cabot Corp.	2,572	103
* Beacon Roofing Supply Inc.	2,956	102
Silgan Holdings Inc.	3,413	99
* Element Solutions Inc.	9,749	92
Westlake Chemical Corp.	1,598	92
United States Steel Corp.	7,726	91
Belden Inc.	1,753	90
PolyOne Corp.	3,456	87
HB Fuller Co.	2,196	87

Innospec Inc.	1,055	85
Universal Forest Products Inc.	2,610	84
Carpenter Technology Corp.	2,017	82
AAON Inc.	1,801	82
* GCP Applied Technologies Inc.	3,120	82
Minerals Technologies Inc.	1,527	79
Comfort Systems USA Inc.	1,599	75
Compass Minerals International Inc.	1,473	75
Stepan Co.	884	75
* Builders FirstSource Inc.	4,903	69
Trinseo SA	1,854	68
* Summit Materials Inc. Class A	4,861	68
Commercial Metals Co.	5,008	67
Mueller Industries Inc.	2,459	66
Mueller Water Products Inc. Class A	6,704	62
Kaiser Aluminum Corp.	695	62
Worthington Industries Inc.	1,749	60
* BMC Stock Holdings Inc.	2,922	59
* JELD-WEN Holding Inc.	2,940	56
* Masonite International Corp.	1,139	54
* MRC Global Inc.	3,627	54
Materion Corp.	872	53
* Gibraltar Industries Inc.	1,393	50
* Ferro Corp.	3,596	49
* Installed Building Products Inc.	945	49
Advanced Drainage Systems Inc.	1,576	45
Global Brass & Copper Holdings Inc.	973	42
Apogee Enterprises Inc.	1,168	42
DMC Global Inc.	620	42
Schweitzer-Mauduit International Inc.	1,320	41
Neenah Inc.	719	41
Greif Inc. Class A	1,155	41
* Livent Corp.	6,454	41
* Patrick Industries Inc.	999	41
Tronox Holdings plc Class A	4,050	38
Boise Cascade Co.	1,666	37
Interface Inc. Class A	2,535	37
* Continental Building Products Inc.	1,569	36
* PGT Innovations Inc.	2,373	35
US Silica Holdings Inc.	3,345	35
* US Concrete Inc.	697	32
* Kraton Corp.	1,290	32
Chase Corp.	304	31
* AdvanSix Inc.	1,249	30
Myers Industries Inc.	1,734	29
PH Glatfelter Co.	1,961	29
* Verso Corp.	1,573	27
GrafTech International Ltd.	2,618	26
Hecla Mining Co.	19,633	26
Schnitzer Steel Industries Inc.	1,198	25
* GMS Inc.	1,484	25
* AK Steel Holding Corp.	14,305	25
* Coeur Mining Inc.	8,548	24
* Koppers Holdings Inc.	897	24
Innophos Holdings Inc.	880	23
Quanex Building Products Corp.	1,463	23
* PQ Group Holdings Inc.	1,489	23

	Griffon Corp.	1,495	21
	American Vanguard Corp.	1,302	17
	Tredegar Corp.	1,060	17
	Hawkins Inc.	454	16
	Haynes International Inc.	543	16
	Insteel Industries Inc.	854	16
	Rayonier Advanced Materials Inc.	2,304	15
	NN Inc.	1,893	15
*	Intrepid Potash Inc.	4,576	14
	Caesarstone Ltd.	1,004	14
	Kronos Worldwide Inc.	1,086	14
*	Unifi Inc.	712	13
*	Century Aluminum Co.	2,393	13
*	TimkenSteel Corp.	1,794	13
	Ardagh Group SA	885	13
	FutureFuel Corp.	1,191	12
*	Clearwater Paper Corp.	748	12
*	LB Foster Co. Class A	495	12
*	Lawson Products Inc.	317	12
	Omega Flex Inc.	136	12
*	Landec Corp.	1,164	12
	Greif Inc. Class B	258	11
*	Uranium Energy Corp.	8,412	11
*	UFP Technologies Inc.	307	11
*	OMNOVA Solutions Inc.	1,998	11
*	Energy Fuels Inc.	3,791	10
*	Foundation Building Materials Inc.	668	10
*	Veritiv Corp.	533	9
	Culp Inc.	539	9
*	Northwest Pipe Co.	384	9
*	Armstrong Flooring Inc.	796	8
	United States Lime & Minerals Inc.	102	8
*	BlueLinx Holdings Inc.	402	8
	Gold Resource Corp.	2,491	7
	Synalloy Corp.	368	7
*	Cornerstone Building Brands Inc.	1,522	7
	Oil-Dri Corp. of America	226	7
	Eastern Co.	272	7
*	Ryerson Holding Corp.	795	6
*	Universal Stainless & Alloy Products Inc.	423	5
*	Forterra Inc.	999	5
*	AgroFresh Solutions Inc.	1,742	4
*,^	Amyris Inc.	1,225	4
	Olympic Steel Inc.	301	4
*	LSB Industries Inc.	1,010	3
	Valhi Inc.	1,301	3
*	Shiloh Industries Inc.	641	3
*	Marrone Bio Innovations Inc.	1,618	2
*,§	Ferroglobe R&W Trust	4,465	—
			40,648
Other (0.0%)2
*	Uber Technologies Inc.	1,998	81
*	Avantor Inc.	751	13
	Tradeweb Markets Inc. Class A	164	7
*	Pinterest Inc. Class A	246	6
*	Lyft Inc. Class A	79	5
*,§	Herbalife Ltd. CVR	450	4

*,§	Tobira Therapeutics CVR Exp. 12/31/2028	937	4
*	Parsons Corp.	118	4
*	Levi Strauss & Co. Class A	126	3
*	Silk Road Medical Inc.	53	2
*	Pagerduty Inc.	42	2
*	Mayville Engineering Co. Inc.	121	2
*	Brigham Minerals Inc.	94	2
*	Sciplay Corp. Class A	84	1
*	NGM Biopharmaceuticals Inc.	68	1
*	Precision BioSciences Inc.	70	1
*	Hookipa Pharma Inc.	86	1
*,§	A Schulman Inc. CVR	1,117	1
*,§	NewStar Financial Inc. CVR	943	—
*,§	Media General Inc. CVR	5,133	—
*,§	Corium CVR	985	—
*,§	Omthera Pharmaceuticals Inc. CVR	152	—
*,§	Clinical Data CVR	32	—
			140
Producer Durables (10.4%)
	Boeing Co.	23,457	8,013
	Union Pacific Corp.	31,698	5,287
	Honeywell International Inc.	31,894	5,240
	Accenture plc Class A	28,171	5,016
	United Technologies Corp.	35,503	4,484
	3M Co.	24,507	3,915
	Lockheed Martin Corp.	10,756	3,641
	General Electric Co.	377,556	3,564
	Automatic Data Processing Inc.	19,078	3,055
	Caterpillar Inc.	25,083	3,005
	United Parcel Service Inc. Class B	30,260	2,812
	CSX Corp.	33,970	2,530
	Norfolk Southern Corp.	11,710	2,285
	Raytheon Co.	12,585	2,196
	Northrop Grumman Corp.	6,892	2,090
	Waste Management Inc.	18,673	2,042
	Illinois Tool Works Inc.	14,468	2,020
	Deere & Co.	14,010	1,964
	General Dynamics Corp.	11,031	1,774
	FedEx Corp.	10,691	1,649
	Emerson Electric Co.	26,825	1,616
^	Johnson Controls International plc	39,830	1,534
	Roper Technologies Inc.	4,432	1,524
	Delta Air Lines Inc.	27,973	1,441
	Eaton Corp. plc	19,149	1,426
	Paychex Inc.	14,051	1,205
	Southwest Airlines Co.	22,210	1,057
	Verisk Analytics Inc. Class A	7,013	982
	Cummins Inc.	6,503	980
	Fortive Corp.	12,845	978
	PACCAR Inc.	14,791	974
*	TransDigm Group Inc.	2,121	935
	Parker-Hannifin Corp.	5,620	856
	Stanley Black & Decker Inc.	6,619	842
*	United Continental Holdings Inc.	10,701	831
	Cintas Corp.	3,737	829
	L3 Technologies Inc.	3,423	829
	AMETEK Inc.	9,974	817

	Republic Services Inc. Class A	9,530	806
*	CoStar Group Inc.	1,563	797
	Rockwell Automation Inc.	5,259	783
*	Mettler-Toledo International Inc.	1,073	776
*	Waters Corp.	3,285	659
*	Copart Inc.	8,852	633
*	Keysight Technologies Inc.	8,174	614
	Xylem Inc.	7,827	581
	Dover Corp.	6,353	568
	Expeditors International of Washington Inc.	7,506	522
	WW Grainger Inc.	1,983	519
	IDEX Corp.	3,345	511
	Kansas City Southern	4,394	498
	American Airlines Group Inc.	18,051	492
	Textron Inc.	10,612	481
	CH Robinson Worldwide Inc.	5,989	477
*	Trimble Inc.	10,948	437
	Wabtec Corp.	6,770	422
	Jacobs Engineering Group Inc.	5,497	414
	Arconic Inc.	18,862	413
	Allegion plc	4,162	404
	Avery Dennison Corp.	3,789	394
*	Zebra Technologies Corp.	2,297	394
*	United Rentals Inc.	3,486	384
	Huntington Ingalls Industries Inc.	1,866	383
	Old Dominion Freight Line Inc.	2,873	380
	Booz Allen Hamilton Holding Corp. Class A	6,006	379
	Spirit AeroSystems Holdings Inc. Class A	4,649	377
	Snap-on Inc.	2,404	375
*	Teledyne Technologies Inc.	1,552	366
	Carlisle Cos. Inc.	2,562	342
	Graco Inc.	7,204	340
	HEICO Corp. Class A	3,316	326
*	HD Supply Holdings Inc.	7,804	324
	JB Hunt Transport Services Inc.	3,792	323
	Nordson Corp.	2,539	319
*	Middleby Corp.	2,402	313
	Alaska Air Group Inc.	5,229	304
*	Sensata Technologies Holding plc	7,110	304
	Toro Co.	4,523	295
*,^	XPO Logistics Inc.	5,495	286
	FLIR Systems Inc.	5,903	285
	Robert Half International Inc.	5,189	278
	Hubbell Inc. Class B	2,400	275
	Xerox Corp.	8,826	270
	Donaldson Co. Inc.	5,631	267
	Flowserve Corp.	5,744	267
	Woodward Inc.	2,333	254
	AO Smith Corp.	6,233	252
	Genpact Ltd.	6,817	246
*	Genesee & Wyoming Inc. Class A	2,538	242
	Pentair plc	6,870	239
	Rollins Inc.	6,355	239
	ManpowerGroup Inc.	2,706	231
*	JetBlue Airways Corp.	13,361	230
	Quanta Services Inc.	6,382	222
	ITT Inc.	3,838	221

Oshkosh Corp.	3,059	218
* AECOM	6,822	218
Curtiss-Wright Corp.	1,934	216
Allison Transmission Holdings Inc.	5,027	208
Lincoln Electric Holdings Inc.	2,718	206
HEICO Corp.	1,693	206
BWX Technologies Inc.	4,374	204
EMCOR Group Inc.	2,492	201
* Kirby Corp.	2,558	198
MAXIMUS Inc.	2,777	198
AGCO Corp.	2,877	191
Insperity Inc.	1,666	190
* Gardner Denver Holdings Inc.	5,537	188
National Instruments Corp.	4,857	187
Littelfuse Inc.	1,059	173
Fluor Corp.	6,154	171
Landstar System Inc.	1,758	169
* Stericycle Inc.	3,635	169
Brink's Co.	2,180	168
Crane Co.	2,195	168
* Axon Enterprise Inc.	2,495	167
nVent Electric plc	7,051	163
Tetra Tech Inc.	2,408	163
Knight-Swift Transportation Holdings Inc.	5,545	153
Air Lease Corp. Class A	4,250	153
MSA Safety Inc.	1,481	147
* Generac Holdings Inc.	2,630	145
* Clean Harbors Inc.	2,259	145
John Bean Technologies Corp.	1,359	139
Macquarie Infrastructure Corp.	3,494	139
* FTI Consulting Inc.	1,655	139
Regal Beloit Corp.	1,900	138
* Spirit Airlines Inc.	2,984	137
MSC Industrial Direct Co. Inc. Class A	1,933	137
KBR Inc.	6,133	136
* Darling Ingredients Inc.	7,122	135
SkyWest Inc.	2,219	130
* MasTec Inc.	2,755	128
* Paylocity Holding Corp.	1,262	126
Exponent Inc.	2,245	126
Copa Holdings SA Class A	1,375	123
Trinity Industries Inc.	6,390	123
* TopBuild Corp.	1,546	123
* Aerojet Rocketdyne Holdings Inc.	3,154	122
* TriNet Group Inc.	1,893	120
* Proto Labs Inc.	1,175	118
* Allegheny Technologies Inc.	5,428	116
Ryder System Inc.	2,287	115
Moog Inc. Class A	1,395	115
GATX Corp.	1,633	114
* ASGN Inc.	2,194	111
Kennametal Inc.	3,539	109
Barnes Group Inc.	2,078	107
* Resideo Technologies Inc.	5,384	106
Korn Ferry	2,453	106
UniFirst Corp.	664	105
EnerSys	1,872	105

ABM Industries Inc.	2,878	104
* Chart Industries Inc.	1,340	103
* Advanced Disposal Services Inc.	3,171	102
Healthcare Services Group Inc.	3,214	102
Hillenbrand Inc.	2,728	102
Watts Water Technologies Inc. Class A	1,211	99
Brady Corp. Class A	2,082	96
* WESCO International Inc.	2,053	96
* Colfax Corp.	3,709	93
Herman Miller Inc.	2,564	91
Applied Industrial Technologies Inc.	1,646	89
* Welbilt Inc.	5,774	89
Franklin Electric Co. Inc.	2,015	88
Albany International Corp. Class A	1,253	88
* Harsco Corp.	3,495	87
* WageWorks Inc.	1,722	86
Covanta Holding Corp.	5,096	86
* ExlService Holdings Inc.	1,447	86
* Kratos Defense & Security Solutions Inc.	3,831	84
* Advanced Energy Industries Inc.	1,659	83
* Itron Inc.	1,467	83
Altra Industrial Motion Corp.	2,601	82
Allegiant Travel Co. Class A	560	78
ESCO Technologies Inc.	1,114	78
Terex Corp.	2,901	78
Granite Construction Inc.	1,903	76
Cubic Corp.	1,355	76
* OSI Systems Inc.	730	76
* Conduent Inc.	8,379	75
Deluxe Corp.	1,999	74
* Casella Waste Systems Inc. Class A	1,890	73
Forward Air Corp.	1,269	71
* Electronics For Imaging Inc.	1,898	70
* Dycom Industries Inc.	1,307	68
Kaman Corp.	1,193	66
Triton International Ltd.	2,243	66
* Navistar International Corp.	2,124	66
* Saia Inc.	1,115	66
Badger Meter Inc.	1,242	66
* SPX FLOW Inc.	1,828	65
Matson Inc.	1,851	63
HNI Corp.	1,882	62
Federal Signal Corp.	2,589	62
Steelcase Inc. Class A	3,740	60
* Aerovironment Inc.	920	60
Mobile Mini Inc.	1,922	59
McGrath RentCorp	1,046	59
Actuant Corp. Class A	2,646	59
* TriMas Corp.	1,999	57
ICF International Inc.	785	57
Werner Enterprises Inc.	2,035	57
US Ecology Inc.	948	56
* Air Transport Services Group Inc.	2,534	56
* SPX Corp.	1,865	55
* Hub Group Inc. Class A	1,422	55
Hawaiian Holdings Inc.	2,125	53
Sun Hydraulics Corp.	1,250	52

Scorpio Tankers Inc.	1,979	51
Raven Industries Inc.	1,548	51
EnPro Industries Inc.	885	49
AZZ Inc.	1,116	47
* Huron Consulting Group Inc.	947	47
Aircastle Ltd.	2,352	46
Tennant Co.	768	44
* CBIZ Inc.	2,230	44
Rush Enterprises Inc. Class A	1,250	44
Encore Wire Corp.	883	44
Ship Finance International Ltd.	3,487	43
AAR Corp.	1,417	43
* Sykes Enterprises Inc.	1,706	42
MTS Systems Corp.	774	42
CSW Industrials Inc.	640	41
Triumph Group Inc.	2,108	41
Navigant Consulting Inc.	1,834	40
Knoll Inc.	2,036	40
* Atkore International Group Inc.	1,688	39
Alamo Group Inc.	411	39
* Evoqua Water Technologies Corp.	3,265	38
* Astronics Corp.	926	38
Kadant Inc.	460	37
Greenbrier Cos. Inc.	1,369	37
* TrueBlue Inc.	1,743	37
Heartland Express Inc.	2,070	37
Mesa Laboratories Inc.	147	37
* Atlas Air Worldwide Holdings Inc.	1,033	37
Lindsay Corp.	452	36
* Herc Holdings Inc.	1,033	35
Columbus McKinnon Corp.	967	35
Standex International Corp.	539	35
Kforce Inc.	999	35
Schneider National Inc. Class B	2,055	35
Douglas Dynamics Inc.	929	34
* Milacron Holdings Corp.	2,981	34
H&E Equipment Services Inc.	1,370	33
Primoris Services Corp.	1,807	33
ACCO Brands Corp.	4,366	32
* FARO Technologies Inc.	720	32
Kelly Services Inc. Class A	1,351	32
Wabash National Corp.	2,349	32
* Thermon Group Holdings Inc.	1,393	31
Pitney Bowes Inc.	8,384	31
* NV5 Global Inc.	393	31
* SEACOR Holdings Inc.	728	30
* SP Plus Corp.	976	30
Argan Inc.	655	30
Multi-Color Corp.	603	30
* CIRCOR International Inc.	695	29
Marten Transport Ltd.	1,662	29
* Modine Manufacturing Co.	2,231	29
* Tidewater Inc.	1,344	29
Astec Industries Inc.	953	28
* Control4 Corp.	1,155	27
^ ADT Inc.	4,619	27
ArcBest Corp.	1,076	27

*	Great Lakes Dredge & Dock Corp.	2,510	27
*	Frontline Ltd.	3,325	26
	Kimball International Inc. Class B	1,634	25
*,^	Plug Power Inc.	9,732	25
	GasLog Ltd.	1,692	24
	TTEC Holdings Inc.	606	24
*	Vicor Corp.	787	24
*	WillScot Corp. Class A	1,751	24
*	MYR Group Inc.	730	24
	Gorman-Rupp Co.	793	24
*	DXP Enterprises Inc.	725	23
	Heidrick & Struggles International Inc.	769	23
*	Echo Global Logistics Inc.	1,159	23
*	Gates Industrial Corp. plc	2,008	23
*	Tutor Perini Corp.	1,532	22
*	Wesco Aircraft Holdings Inc.	2,258	22
	DHT Holdings Inc.	3,970	22
	Barrett Business Services Inc.	305	22
*	BrightView Holdings Inc.	1,284	21
*	Manitowoc Co. Inc.	1,566	21
	Ennis Inc.	1,139	21
	Resources Connection Inc.	1,356	21
	Hyster-Yale Materials Handling Inc.	469	21
*,^	CryoPort Inc.	1,193	20
*	Ducommun Inc.	433	20
*	Aegion Corp. Class A	1,351	19
	Forrester Research Inc.	423	19
*	Vectrus Inc.	527	19
*	Team Inc.	1,266	18
	Hackett Group Inc.	1,097	18
*	International Seaways Inc.	928	17
*	Vishay Precision Group Inc.	454	16
*	CAI International Inc.	709	16
*	Heritage-Crystal Clean Inc.	632	16
*	Energy Recovery Inc.	1,662	16
	Briggs & Stratton Corp.	1,646	15
	REV Group Inc.	1,390	15
*	Sterling Construction Co. Inc.	1,217	15
*	Willdan Group Inc.	461	14
	CRA International Inc.	380	14
	Spartan Motors Inc.	1,625	14
	Powell Industries Inc.	401	14
*	Titan Machinery Inc.	818	14
	Miller Industries Inc.	503	13
*	Blue Bird Corp.	687	13
*	Napco Security Technologies Inc.	482	13
	Park-Ohio Holdings Corp.	403	13
*	Lydall Inc.	660	12
*	CECO Environmental Corp.	1,327	12
*	Textainer Group Holdings Ltd.	1,260	12
	Nordic American Tankers Ltd.	5,662	12
*	Arlo Technologies Inc.	3,179	11
	Systemax Inc.	528	11
*	Radiant Logistics Inc.	1,707	11
	Hurco Cos. Inc.	306	11
	Scorpio Bulkers Inc.	2,507	11
	Costamare Inc.	2,065	11

	Quad/Graphics Inc.	1,249	10
	Allied Motion Technologies Inc.	318	10
	Titan International Inc.	2,357	10
	Teekay Corp.	3,070	10
*	Ardmore Shipping Corp.	1,377	10
	Marlin Business Services Corp.	429	10
	Graham Corp.	452	9
*	Mistras Group Inc.	653	9
*	Teekay Tankers Ltd. Class A	7,976	9
	VSE Corp.	369	9
*	Dorian LPG Ltd.	1,258	9
*	Eagle Bulk Shipping Inc.	1,875	9
	Rush Enterprises Inc. Class B	239	9
	Advanced Emissions Solutions Inc.	677	8
	RR Donnelley & Sons Co.	3,459	8
	LSC Communications Inc.	1,573	8
*	Covenant Transportation Group Inc. Class A	501	8
*	GP Strategies Corp.	548	7
	Universal Logistics Holdings Inc.	391	7
*	Daseke Inc.	1,655	7
*	PRGX Global Inc.	1,083	7
*	Liquidity Services Inc.	1,227	7
*	Commercial Vehicle Group Inc.	1,104	7
	BG Staffing Inc.	401	7
	NACCO Industries Inc. Class A	136	7
	EVI Industries Inc.	183	7
*	InnerWorkings Inc.	1,898	6
	Preformed Line Products Co.	136	6
*	YRC Worldwide Inc.	1,491	6
*	Mesa Air Group Inc.	605	6
*	Twin Disc Inc.	381	5
*	Exela Technologies Inc.	2,463	5
*	US Xpress Enterprises Inc. Class A	991	5
*	IES Holdings Inc.	298	5
*	Willis Lease Finance Corp.	106	5
*	HC2 Holdings Inc.	2,122	5
*	Information Services Group Inc.	1,467	5
*	USA Truck Inc.	362	4
*	ServiceSource International Inc.	3,785	4
*	PAM Transportation Services Inc.	68	4
*	Gencor Industries Inc.	342	4
*	General Finance Corp.	485	4
*,^	Energous Corp.	887	4
*	Orion Group Holdings Inc.	1,426	4
*	FreightCar America Inc.	583	3
*	Genco Shipping & Trading Ltd.	457	3
*	Overseas Shipholding Group Inc. Class A	2,128	3
*	PFSweb Inc.	554	2
*	Safe Bulkers Inc.	1,425	2
*	Manitex International Inc.	310	2
*	Charah Solutions Inc.	382	2
			125,326
Technology (21.1%)
	Microsoft Corp.	332,029	41,065
	Apple Inc.	208,053	36,424
*	Facebook Inc. Class A	104,169	18,487
*	Alphabet Inc. Class C	13,336	14,718

* Alphabet Inc. Class A	13,089	14,483
Cisco Systems Inc.	198,677	10,337
Intel Corp.	197,218	8,685
* Adobe Inc.	21,537	5,834
Oracle Corp.	105,726	5,350
International Business Machines Corp.	40,244	5,111
* salesforce.com Inc.	31,838	4,821
Broadcom Inc.	17,770	4,472
Texas Instruments Inc.	42,101	4,392
QUALCOMM Inc.	53,098	3,548
NVIDIA Corp.	25,493	3,453
Intuit Inc.	10,823	2,650
* ServiceNow Inc.	7,782	2,038
Applied Materials Inc.	41,761	1,616
* Micron Technology Inc.	49,008	1,598
Analog Devices Inc.	16,167	1,562
Cognizant Technology Solutions Corp. Class A	25,186	1,560
* Autodesk Inc.	9,584	1,542
Activision Blizzard Inc.	33,000	1,431
* Red Hat Inc.	7,756	1,429
NXP Semiconductors NV	14,850	1,309
* Workday Inc. Class A	6,352	1,297
HP Inc.	68,025	1,271
* Electronic Arts Inc.	12,996	1,210
Lam Research Corp.	6,676	1,166
* Twitter Inc.	31,331	1,142
Xilinx Inc.	11,152	1,141
* Advanced Micro Devices Inc.	41,006	1,124
Amphenol Corp. Class A	12,906	1,123
Motorola Solutions Inc.	7,080	1,062
Corning Inc.	34,462	994
Harris Corp.	5,187	971
* IHS Markit Ltd.	16,900	970
* VeriSign Inc.	4,493	876
Hewlett Packard Enterprise Co.	61,124	839
Microchip Technology Inc.	10,167	814
* Palo Alto Networks Inc.	3,977	796
* Cadence Design Systems Inc.	12,207	776
* Synopsys Inc.	6,454	751
KLA-Tencor Corp.	7,104	732
* Splunk Inc.	6,402	730
* IAC/InterActiveCorp	3,256	719
NetApp Inc.	11,020	652
* ANSYS Inc.	3,626	651
CDW Corp.	6,388	629
Maxim Integrated Products Inc.	11,893	625
* Arista Networks Inc.	2,520	616
* Gartner Inc.	3,887	588
DXC Technology Co.	11,700	556
Citrix Systems Inc.	5,900	555
VMware Inc. Class A	3,135	555
* Atlassian Corp. plc Class A	4,388	552
* GoDaddy Inc. Class A	7,371	548
Marvell Technology Group Ltd.	24,192	539
* Take-Two Interactive Software Inc.	4,877	527
* Twilio Inc. Class A	3,994	527
SS&C Technologies Holdings Inc.	9,444	526

* Akamai Technologies Inc.	6,912	521
Symantec Corp.	27,771	520
Skyworks Solutions Inc.	7,583	505
Western Digital Corp.	12,654	471
Leidos Holdings Inc.	6,196	467
* Fortinet Inc.	6,187	448
* Paycom Software Inc.	2,112	448
* Okta Inc.	3,810	431
* PTC Inc.	5,091	428
* Dell Technologies Inc.	6,557	390
* EPAM Systems Inc.	2,253	389
* Zendesk Inc.	4,615	389
Juniper Networks Inc.	14,977	369
Amdocs Ltd.	6,063	360
* RingCentral Inc. Class A	2,995	359
* Guidewire Software Inc.	3,557	358
* Tyler Technologies Inc.	1,674	357
* Black Knight Inc.	6,218	352
* Tableau Software Inc. Class A	3,134	352
* Aspen Technology Inc.	3,060	348
* F5 Networks Inc.	2,589	342
Teradyne Inc.	7,864	331
* Qorvo Inc.	5,334	326
* ON Semiconductor Corp.	18,299	325
Cognex Corp.	7,191	292
Cypress Semiconductor Corp.	15,726	280
* HubSpot Inc.	1,609	279
Universal Display Corp.	1,866	274
* Coupa Software Inc.	2,427	265
CDK Global Inc.	5,476	265
* GrubHub Inc.	3,961	258
* Proofpoint Inc.	2,211	248
* Cree Inc.	4,491	248
Sabre Corp.	12,111	246
* Arrow Electronics Inc.	3,691	231
* Ciena Corp.	6,232	218
* CACI International Inc. Class A	1,067	217
* Nuance Communications Inc.	12,533	215
Entegris Inc.	6,158	211
* Zynga Inc. Class A	33,584	211
* ViaSat Inc.	2,406	209
Monolithic Power Systems Inc.	1,788	208
* IPG Photonics Corp.	1,583	198
* New Relic Inc.	1,957	196
Avnet Inc.	4,730	193
* DocuSign Inc. Class A	3,425	192
* Manhattan Associates Inc.	2,836	186
* RealPage Inc.	3,142	183
* Zscaler Inc.	2,643	181
* Teradata Corp.	5,208	179
* Silicon Laboratories Inc.	1,856	174
* Nutanix Inc.	6,131	172
Dolby Laboratories Inc. Class A	2,737	170
Science Applications International Corp.	2,191	168
MKS Instruments Inc.	2,345	168
Jabil Inc.	6,646	163
Blackbaud Inc.	2,091	161

* Verint Systems Inc.	2,808	159
Match Group Inc.	2,316	159
LogMeIn Inc.	2,210	159
* NCR Corp.	5,182	159
* ACI Worldwide Inc.	4,986	157
SYNNEX Corp.	1,803	156
* Mercury Systems Inc.	2,220	153
* LiveRamp Holdings Inc.	2,944	151
* Tech Data Corp.	1,620	147
* CommScope Holding Co. Inc.	8,339	135
Perspecta Inc.	6,168	134
* Lumentum Holdings Inc.	3,302	134
* Qualys Inc.	1,477	131
* Envestnet Inc.	1,942	130
* Five9 Inc.	2,494	128
* Cornerstone OnDemand Inc.	2,352	125
* FireEye Inc.	8,493	124
* Ceridian HCM Holding Inc.	2,472	122
Pegasystems Inc.	1,656	119
* Viavi Solutions Inc.	9,894	119
* Q2 Holdings Inc.	1,624	119
* Coherent Inc.	1,062	117
* Pure Storage Inc. Class A	7,227	115
* Novanta Inc.	1,422	114
* Semtech Corp.	2,821	112
* Alteryx Inc. Class A	1,275	111
* Rogers Corp.	797	110
* Yelp Inc. Class A	3,516	108
* Finisar Corp.	5,116	107
Brooks Automation Inc.	3,018	107
* iRobot Corp.	1,174	102
* Box Inc.	5,451	101
* Everbridge Inc.	1,269	100
* Cirrus Logic Inc.	2,580	96
InterDigital Inc.	1,460	93
* EchoStar Corp. Class A	2,107	90
Vishay Intertechnology Inc.	5,732	87
* II-VI Inc.	2,724	86
* Rapid7 Inc.	1,605	84
* Inphi Corp.	1,888	83
* Blackline Inc.	1,595	82
* Avalara Inc.	1,203	81
Power Integrations Inc.	1,236	81
* Bottomline Technologies DE Inc.	1,832	80
* CommVault Systems Inc.	1,733	80
Progress Software Corp.	1,946	80
* NetScout Systems Inc.	3,252	80
Ubiquiti Networks Inc.	662	80
* Cloudera Inc.	8,683	80
* Alarm.com Holdings Inc.	1,362	79
* Insight Enterprises Inc.	1,527	79
* Sanmina Corp.	2,939	78
* PROS Holdings Inc.	1,374	78
* Varonis Systems Inc.	1,222	76
* SPS Commerce Inc.	747	76
* Pluralsight Inc. Class A	2,388	76
* Cargurus Inc.	2,166	74

*	LivePerson Inc.	2,555	71
	ManTech International Corp. Class A	1,148	70
*	Workiva Inc.	1,265	70
*	Groupon Inc. Class A	19,244	68
*	Anixter International Inc.	1,272	68
*	Yext Inc.	3,692	68
*	Fabrinet	1,568	67
*	Covetrus Inc.	2,659	66
*	Plexus Corp.	1,323	66
*	Appfolio Inc.	679	65
*	Lattice Semiconductor Corp.	5,095	65
*	Blucora Inc.	2,061	64
	CSG Systems International Inc.	1,417	64
*	Cray Inc.	1,749	61
*	Knowles Corp.	3,798	60
	Plantronics Inc.	1,432	59
*	MaxLinear Inc.	2,751	58
*	Avaya Holdings Corp.	4,542	57
*	Acacia Communications Inc.	1,190	55
*	Diodes Inc.	1,738	54
*	SailPoint Technologies Holding Inc.	3,028	53
*	Rambus Inc.	4,592	52
*	Virtusa Corp.	1,227	52
*	Ambarella Inc.	1,342	51
*	MicroStrategy Inc. Class A	374	50
	Ebix Inc.	1,038	49
*	Stratasys Ltd.	2,197	48
*	FormFactor Inc.	3,212	46
	NIC Inc.	2,784	44
	Xperi Corp.	2,103	44
*,^	GTT Communications Inc.	1,834	44
*	ForeScout Technologies Inc.	1,334	43
*	Vocera Communications Inc.	1,314	43
*	Perficient Inc.	1,393	42
	Benchmark Electronics Inc.	1,893	42
*	ePlus Inc.	576	41
*	Inovalon Holdings Inc. Class A	2,950	41
*	Altair Engineering Inc. Class A	1,051	40
*	Synaptics Inc.	1,481	39
	KEMET Corp.	2,440	39
*	Glu Mobile Inc.	4,814	38
*	3D Systems Corp.	4,715	38
	Methode Electronics Inc.	1,544	38
*	Tenable Holdings Inc.	1,352	38
	TiVo Corp.	5,194	37
	CTS Corp.	1,376	36
*	Quantenna Communications Inc.	1,492	36
*	Anaplan Inc.	816	36
*	Benefitfocus Inc.	1,219	35
*	TTM Technologies Inc.	4,021	34
*	NETGEAR Inc.	1,334	34
*	Upland Software Inc.	714	33
*	Carbonite Inc.	1,359	32
*	ScanSource Inc.	1,084	32
*	Evolent Health Inc. Class A	2,953	31
	ADTRAN Inc.	1,992	31
*	Rudolph Technologies Inc.	1,351	31

* Cision Ltd.	2,801	31
AVX Corp.	2,009	30
* Diebold Nixdorf Inc.	3,478	30
* MACOM Technology Solutions Holdings Inc.	2,087	30
Monotype Imaging Holdings Inc.	1,723	28
* Extreme Networks Inc.	4,975	28
* Elastic NV	340	28
* Amkor Technology Inc.	4,210	27
* Nanometrics Inc.	956	27
* Digimarc Corp.	508	27
* Carbon Black Inc.	1,749	26
* TrueCar Inc.	3,975	26
Cohu Inc.	1,776	26
* Domo Inc.	762	26
Presidio Inc.	1,851	25
* Tucows Inc. Class A	409	24
* KeyW Holding Corp.	2,149	24
* Veeco Instruments Inc.	2,032	23
* CEVA Inc.	1,004	23
* Photronics Inc.	2,823	23
* Ultra Clean Holdings Inc.	1,749	22
* Unisys Corp.	2,278	22
Comtech Telecommunications Corp.	990	21
* pdvWireless Inc.	428	21
QAD Inc. Class A	468	20
* Axcelis Technologies Inc.	1,350	20
* Infinera Corp.	6,431	20
* Ichor Holdings Ltd.	943	20
* Zix Corp.	2,212	20
* nLight Inc.	1,055	20
* Model N Inc.	1,088	20
* Harmonic Inc.	3,722	19
* SolarWinds Corp.	1,097	19
* PlayAGS Inc.	1,000	19
* OneSpan Inc.	1,340	19
* MobileIron Inc.	3,328	19
Switch Inc.	1,499	19
* Loral Space & Communications Inc.	538	18
* USA Technologies Inc.	2,645	18
* TechTarget Inc.	911	17
Maxar Technologies Inc.	2,506	17
* Impinj Inc.	683	17
American Software Inc. Class A	1,329	17
PC Connection Inc.	518	16
* Brightcove Inc.	1,624	16
NVE Corp.	217	16
* CalAmp Corp.	1,519	15
* Mitek Systems Inc.	1,508	15
* Limelight Networks Inc.	4,976	15
* Telaria Inc.	2,023	15
* Kimball Electronics Inc.	1,048	15
* VirnetX Holding Corp.	2,500	15
* Agilysys Inc.	677	15
* PAR Technology Corp.	516	15
* Endurance International Group Holdings Inc.	3,209	14
* A10 Networks Inc.	2,255	14
* ShotSpotter Inc.	297	14

* PDF Solutions Inc.	1,102	13
* Aquantia Corp.	1,000	13
* Digi International Inc.	1,191	13
* Amber Road Inc.	977	13
* Meet Group Inc.	3,237	13
Park Electrochemical Corp.	830	12
* Calix Inc.	2,008	12
* SVMK Inc.	697	12
Simulations Plus Inc.	472	12
* Ribbon Communications Inc.	2,678	11
* ChannelAdvisor Corp.	1,206	11
* SMART Global Holdings Inc.	624	11
* Telenav Inc.	1,416	11
Daktronics Inc.	1,663	10
* Ooma Inc.	868	10
* Upwork Inc.	648	10
* Immersion Corp.	1,279	10
* Adesto Technologies Corp.	1,166	9
Bel Fuse Inc. Class B	501	9
* Avid Technology Inc.	1,084	8
* AXT Inc.	1,968	8
* eGain Corp.	949	7
* KVH Industries Inc.	798	7
* Alpha & Omega Semiconductor Ltd.	864	7
* Acacia Research Corp.	2,241	7
* Applied Optoelectronics Inc.	791	7
* Clearfield Inc.	498	7
* NeoPhotonics Corp.	1,689	7
* ACM Research Inc. Class A	319	6
* Iteris Inc.	1,125	6
* SecureWorks Corp. Class A	401	6
* Casa Systems Inc.	1,031	6
* Leaf Group Ltd.	766	6
* Aerohive Networks Inc.	1,587	5
* Asure Software Inc.	751	5
* Travelzoo	262	4
* Park City Group Inc.	778	4
* Kopin Corp.	3,357	4
* Turtle Beach Corp.	454	4
* Internap Corp.	1,248	3
* Rimini Street Inc.	547	3
* DASAN Zhone Solutions Inc.	186	2
* Majesco	240	2
* Veritone Inc.	151	1
* Remark Holdings Inc.	1,095	1
		254,196
Utilities (5.2%)
Verizon Communications Inc.	181,238	9,850
AT&T Inc.	318,474	9,739
NextEra Energy Inc.	20,928	4,148
Duke Energy Corp.	31,248	2,675
Dominion Energy Inc.	33,234	2,499
Southern Co.	45,090	2,412
Exelon Corp.	42,271	2,032
American Electric Power Co. Inc.	21,620	1,862
Sempra Energy	11,990	1,576
Public Service Enterprise Group Inc.	22,095	1,298

Xcel Energy Inc.	22,252	1,276
Consolidated Edison Inc.	13,629	1,176
WEC Energy Group Inc.	13,811	1,112
Eversource Energy	13,824	1,021
DTE Energy Co.	7,908	992
* T-Mobile US Inc.	13,404	984
PPL Corp.	31,555	939
American Water Works Co. Inc.	7,905	893
FirstEnergy Corp.	21,257	877
Edison International	13,926	827
Ameren Corp.	10,645	781
Entergy Corp.	7,927	769
CMS Energy Corp.	12,199	684
Evergy Inc.	11,476	667
CenterPoint Energy Inc.	21,866	622
Atmos Energy Corp.	5,027	512
Alliant Energy Corp.	10,364	492
Pinnacle West Capital Corp.	4,897	460
AES Corp.	29,005	458
NiSource Inc.	16,223	452
CenturyLink Inc.	41,719	436
NRG Energy Inc.	12,710	433
Vistra Energy Corp.	17,353	409
UGI Corp.	7,583	391
* PG&E Corp.	22,711	388
Aqua America Inc.	9,229	365
OGE Energy Corp.	8,762	364
* Zayo Group Holdings Inc.	9,944	325
IDACORP Inc.	2,189	219
MDU Resources Group Inc.	8,534	211
Portland General Electric Co.	3,891	206
ONE Gas Inc.	2,275	199
Hawaiian Electric Industries Inc.	4,759	198
* Sprint Corp.	28,670	197
Southwest Gas Holdings Inc.	2,299	196
National Fuel Gas Co.	3,432	183
ALLETE Inc.	2,226	182
New Jersey Resources Corp.	3,796	180
Spire Inc.	2,156	180
Black Hills Corp.	2,325	177
j2 Global Inc.	2,035	172
PNM Resources Inc.	3,449	162
NorthWestern Corp.	2,200	156
South Jersey Industries Inc.	4,030	127
Telephone & Data Systems Inc.	4,337	125
Avangrid Inc.	2,432	122
Avista Corp.	2,844	119
American States Water Co.	1,589	116
* Vonage Holdings Corp.	9,603	114
Cogent Communications Holdings Inc.	1,820	106
California Water Service Group	2,083	103
El Paso Electric Co.	1,756	102
Ormat Technologies Inc.	1,724	102
MGE Energy Inc.	1,509	100
* 8x8 Inc.	4,082	98
* Iridium Communications Inc.	4,176	89
Northwest Natural Holding Co.	1,251	86

	Otter Tail Corp.			1,701	84
	Shenandoah Telecommunications Co.			2,037	82
	Pattern Energy Group Inc. Class A			3,492	74
	SJW Group			1,026	63
	Chesapeake Utilities Corp.			690	63
*	Intelsat SA			2,368	43
	Clearway Energy Inc.			2,725	41
	Middlesex Water Co.			685	41
	Connecticut Water Service Inc.			523	37
	Unitil Corp.			621	35
*	Boingo Wireless Inc.			1,775	34
	Clearway Energy Inc. Class A			1,966	28
	ATN International Inc.			433	25
*	United States Cellular Corp.			553	24
	York Water Co.			583	20
*	ORBCOMM Inc.			2,953	20
	Spok Holdings Inc.			888	14
*	Gogo Inc.			2,800	14
*	Cincinnati Bell Inc.			2,082	13
	Consolidated Communications Holdings Inc.			3,228	13
	Artesian Resources Corp. Class A			356	13
*	Atlantic Power Corp.			4,607	11
	Consolidated Water Co. Ltd.			712	10
	RGC Resources Inc.			351	10
*	AquaVenture Holdings Ltd.			450	8
*	NII Holdings Inc.			4,043	8
*,^	Frontier Communications Corp.			3,724	7
*	Pure Cycle Corp.			653	6
	Spark Energy Inc. Class A			617	6
	Global Water Resources Inc.			403	4
					62,374
Total Common Stocks (Cost $1,001,718)					1,204,260
		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
3,4	Vanguard Market Liquidity Fund	2.572%		24,817	2,482
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.349%	8/15/19	300	299
Total Temporary Cash Investments (Cost $2,781)					2,781
Total Investments (100.1%) (Cost $1,004,499)					1,207,041
Other Assets and Liabilities-Net (-0.1%)[4]					(1,086)
Net Assets (100%)					1,205,955

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,323,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $2,480,000 of collateral received for securities on loan.

5 Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	11	1,514	(70)
E-mini Russell 2000 Index	June 2019	4	293	(22)
				(92)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Russell 3000 Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,204,251	—	9
Temporary Cash Investments	2,482	299	—
Futures Contracts—Liabilities[1]	(25)	—	—
Total	1,206,708	299	9
1 Represents variation margin on the last day of the reporting period.